UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: August 1, 2018 through October 31, 2018

Item 1.	Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 9.62%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.681% (1 Month LIBOR USD + 0.400%), 12/25/2035 (a)	$1,128,000	$1,097,907
American Credit Acceptance Receivables Trust, Series 2016-1A, Class C, 5.550%, 6/13/2022 (b)	5,500,000	5,593,170
American Credit Acceptance Receivables Trust, Series 2018-3, Class F, 6.440%, 6/12/2025 (b)	750,000	747,325
Americredit Automobile Receivables Trust, Series 2018-2, Class B, 3.450%, 6/18/2024	1,750,000	1,741,542
AMSR Trust, Series 2016-SFR1, Class A, 3.690% (1 Month LIBOR USD + 1.400%), 11/17/2033 (a)(b)	5,000,000	5,011,000
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	721,222	622,111
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.531% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	54,503	52,575
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 4.959%, 3/25/2036 (d)	5,172,036	3,721,616
Colony American Homes, Series 2015-1A, Class A, 3.487% (1 Month LIBOR USD + 1.200%), 7/19/2032 (a)(b)	4,572,214	4,582,891
Conn’s Receivables Funding LLC, Series 2018-A, Class B, 4.650%, 7/17/2023 (b)	900,000	901,423
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (b)	3,500,000	3,488,947
CPS Auto Receivables Trust, Series 2014-D, Class D, 5.330%, 11/16/2020 (b)	3,000,000	3,053,574
CPS Auto Receivables Trust, Series 2014-D, Class D, 2.870%, 9/15/2021 (b)	2,566,733	2,570,368
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.060%, 1/18/2022 (b)	3,500,000	3,505,680
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (b)	1,000,000	990,800
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (b)(e)	937,000	940,417
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.650%, 6/15/2026 (b)	4,500,000	4,459,945
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4P1A, 2.600% (1 Month LIBOR USD + 0.320%), 3/15/2034 (a)(b)	3,449,496	3,382,386
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5A1A, 2.510% (1 Month LIBOR USD + 0.230%), 4/15/2035 (a)(b)	11,820,083	11,508,659
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 1A, 2.460% (1 Month LIBOR USD + 0.180%), 5/15/2036 (a)	29,540,965	28,806,340
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024	8,000,000	8,008,016
DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022 (b)	3,000,000	2,998,926
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (b)	7,900,000	7,991,371
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (b)	1,871,042	1,875,231
First Investors Auto Owner Trust, Series 2018-1A, Class F, 7.160%, 8/15/2025 (b)	2,700,000	2,734,333
Flagship Credit Auto Trust, Series 2015-3, Class B, 3.680%, 3/15/2022 (b)	600,000	603,214
Flagship Credit Auto Trust, Series 2017-4, Class D, 3.580%, 1/16/2024 (b)	3,000,000	2,949,135
Fremont Home Loan Trust, Series 2006-D, Class 1A1, 2.421% (1 Month LIBOR USD + 0.140%), 11/25/2036 (a)	1,455,045	992,336
GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350%, 8/15/2022 (b)	2,225,000	2,224,869
Golden Credit Card Trust, Series 2017-4, Class A, 2.800% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	2,000,000	2,009,644
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 2.293% (3 Month LIBOR USD + 1.110%), 10/29/2029 (a)(b)	7,975,000	7,975,000
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (b)	9,159,470	8,746,423
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.531% (1 Month LIBOR USD + 0.250%), 12/25/2035 (a)	2,098,090	1,628,609
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.631% (1 Month LIBOR USD + 0.350%), 12/25/2035 (a)	6,417,885	6,024,821
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.531% (1 Month LIBOR USD + 0.250%), 1/25/2036 (a)	3,177,718	2,204,961
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (f)	11,977,859	5,908,438
GSAA Home Equity Trust, Series 2006-16, Class A2, 2.451% (1 Month LIBOR USD + 0.170%), 10/25/2036 (a)	1,960,090	1,015,374
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (f)	3,499,268	1,916,010
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.461% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	15,219,161	8,706,593
GSAA Home Equity Trust, Series 2006-20, Class A4A, 2.511% (1 Month LIBOR USD + 0.230%), 1/25/2037 (a)	4,084,744	2,752,587
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 2.451% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	2,531,018	1,363,778
GSAA Home Equity Trust, Series 2007-4, Class A2, 2.481% (1 Month LIBOR USD + 0.200%), 3/25/2037 (a)	1,689,547	878,255
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (d)	2,531,605	1,298,177
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 2.401% (1 Month LIBOR USD + 0.120%), 5/25/2037 (a)	6,858,093	6,454,625
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (d)	6,474,743	4,226,557
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,981,343	2,371,792
GSAA Trust, Series 2007-3, Class 1A1A, 2.351% (1 Month LIBOR USD + 0.070%), 3/25/2037 (a)	9,498,730	6,994,514
GSAMP Trust, Series 2007-FM2, Class A2D, 2.521% (1 Month LIBOR USD + 0.240%), 1/25/2037 (a)	25,798,972	18,829,638
Harvest SBA Loan Trust, Series 2018-1, Class A, 4.466% (1 Month LIBOR USD + 2.250%), 8/25/2044 (a)(b)	3,338,496	3,342,669
Hero Funding, Series 2017-3A, Class A1, 3.190%, 9/20/2048 (b)	4,450,773	4,112,857
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,200,000	9,068,964
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	982,184
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV2, 2.441% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)	951,786	948,120
Home Partners of America Trust, Series 2017-1, Class A, 3.107% (1 Month LIBOR USD + 0.817%), 7/19/2034 (a)(b)	2,999,209	3,003,090
Home Partners of America Trust, Series 2017-1, Class C, 3.840% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(b)	2,822,453	2,828,022
Home Partners of America Trust, Series 2017-1, Class D, 4.190% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(b)	2,822,453	2,828,931
Home Partners of America Trust, Series 2018-1, Class F, 4.640% (1 Month LIBOR USD + 2.350%), 7/17/2037 (a)(b)	6,100,000	6,125,059
Invitation Homes Trust, Series 2017-SFR2, Class F, 5.290% (1 Month LIBOR USD + 3.000%), 12/19/2036 (a)(b)	4,000,000	4,050,392
Invitation Homes Trust, Series 2018-SFR1, Class E, 4.290% (1 Month LIBOR USD + 2.000%), 3/19/2037 (a)(b)	1,375,000	1,388,978
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000%, 2/25/2058 (b)	9,355,927	9,369,849
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (b)(d)	24,572,989	24,590,387
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (b)(d)	21,378,000	21,178,800
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (b)(d)	9,726,168	9,721,664
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (b)(d)	21,725,166	21,721,386
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (b)(d)	13,000,000	13,067,093
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 3.992% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(b)	12,244,125	12,445,822
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.317%, 9/25/2035 (d)	2,414,166	2,317,163

Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (f)(g)	36,255,788	221,269
LoanCore Issuer Ltd., Series 2018-CRE1, Class C, 4.830% (1 Month LIBOR USD + 2.550%), 5/15/2028 (a)(b)	3,250,000	3,296,563
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 2.781% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	20,370,255	14,716,694
MFA LLC, Series 2018-NPL1, Class A1, 3.875%, 5/26/2048 (b)(d)	16,338,549	16,301,362
MFA LLC, Series 2018-NPL2, Class A1, 4.164%, 7/27/2048 (b)(d)	3,280,982	3,285,513
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A1, 2.341% (1 Month LIBOR USD + 0.060%), 5/25/2037 (a)	3,173,346	2,916,673
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A2, 2.421% (1 Month LIBOR USD + 0.140%), 5/25/2037 (a)	10,437,629	9,639,025
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A3, 2.461% (1 Month LIBOR USD + 0.180%), 5/25/2037 (a)	23,994,549	22,050,510
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-NC3, Class A1, 2.481% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)(b)	1,432,282	1,027,281
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A4, 2.531% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	2,399,455	2,234,051
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 2.431% (1 Month LIBOR USD + 0.150%), 6/25/2036 (a)	2,614,005	2,409,098
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 2.461% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)	1,649,792	859,608
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 2.621% (1 Month LIBOR USD + 0.340%), 10/25/2036 (a)	12,110,100	6,305,596
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 2.401% (1 Month LIBOR USD + 0.120%), 4/25/2037 (a)	11,866,415	5,974,953
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 2.811% (1 Month LIBOR USD + 0.530%), 4/25/2037 (a)	22,478,416	12,575,617
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 2.821% (1 Month LIBOR USD + 0.540%), 4/25/2037 (a)	22,478,416	12,548,239
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037	23,115,876	14,143,194
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (d)	14,773,463	7,388,918
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (d)	5,697,955	2,849,183
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (d)	14,172,367	7,723,501
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (d)	10,681,893	5,150,627
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (d)	2,049,562	1,287,666
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047(d)	7,746,780	5,328,243
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (f)	10,864,669	7,717,478
Mosaic Solar Loan Trust, Series 2018-2GS, Class A, 4.200%, 2/22/2044 (b)	10,360,901	10,330,989
New Century Home Equity Loan Trust, Series 2006-1, Class A2B, 2.461% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	945,117	891,986
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.848%, 10/25/2033 (b)(f)	6,970,143	7,020,648
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 3.790%, 10/22/2034 (b)(f)	7,960,272	7,979,185
Progress Residential Trust, Series 2018-SFR1, Class E, 4.380%, 3/19/2035 (b)	5,500,000	5,410,042
Progress Residential Trust, Series 2018-SFR1, Class F, 4.778%, 3/19/2035 (b)	3,205,000	3,171,597
RAAC Series Trust, Series 2005-SP3, Class M1, 2.811% (1 Month LIBOR USD + 0.530%), 12/25/2035 (a)	1,387,158	1,393,582
RAMP Trust, Series 2006-RS2, Class A3A, 2.581% (1 Month LIBOR USD + 0.300%), 3/25/2036 (a)	1,679,090	1,643,992
RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023 (b)(d)	3,236,273	3,226,778
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 2.561% (1 Month LIBOR USD + 0.280%), 8/25/2035 (a)	3,461,390	3,356,240
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 3.129% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	3,340,000	3,348,130
SCF Equipment Leasing LLC, Series 2018-1A, Class A1, 2.810%, 4/20/2021 (b)	1,347,965	1,350,284
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (b)	5,500,000	5,498,713
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (b)	2,500,000	2,452,138
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,720,097	1,687,150
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.880% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(b)	9,283,000	9,334,164
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,069,237	978,943
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	6,520,000	6,311,041
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 2.264%, 1/25/2037 (b)(f)(g)	38,031,348	3,463,211
Towd Point Mortgage Trust, Series 2017-4, Class A4, 2.808%, 6/25/2057 (b)(f)	12,188,544	11,719,419
Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057 (b)(f)	6,500,000	5,908,143
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020 (b)	4,500,000	4,501,652
United Auto Credit Securitization Trust, Series 2018-2, Class B, 3.560%, 8/10/2022 (b)	8,750,000	8,759,450
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (b)	2,600,000	2,601,326
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (b)	5,800,000	5,809,326
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (b)	750,000	751,342
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047 (b)(d)	3,030,818	3,008,066
VOLT LXV LLC, Series 2018-NPL1, Class A2, 5.000%, 4/27/2048 (b)(d)	8,750,000	8,725,955
VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048 (b)(d)	9,000,000	9,008,838
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (b)	3,000,000	3,002,643
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.020%, 2/18/2025 (b)	1,500,000	1,500,179
WhiteHorse VIII Ltd., Series 2014-1A, Class CR, 4.293% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(b)	17,500,000	17,467,030
WhiteHorse X Ltd., Series 2015-10A, Class A1R, 3.379% (3 Month LIBOR USD + 0.930%), 4/17/2027 (a)(b)	9,100,000	9,076,913
WhiteHorse X Ltd., Series 2015-10A, Class CR, 4.599% (3 Month LIBOR USD + 2.150%), 4/17/2027 (a)(b)	5,000,000	4,977,230
WhiteHorse X Ltd., Series 2015-10A, Class DR, 5.449% (3 Month LIBOR USD + 3.000%), 4/17/2027 (a)(b)	2,500,000	2,493,948
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 2.550%, 6/17/2024	5,314,000	5,246,199

TOTAL ASSET-BACKED SECURITIES - (Cost — $728,977,714)		712,910,667

Collateralized Debt Obligations — 0.27%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	2,536,709	2,549,392
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,369,125
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (b)(h)(i)	11,231,000	11,062,535

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost — $20,042,709)		19,981,052

Collateralized Loan Obligations — 11.35%
ACIS CLO Ltd., Series 2014-4A, Class B, 4.113% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(b)	1,989,560	1,989,576
AIMCO CLO, Series 2014-AA, Class DR, 5.719% (3 Month LIBOR USD + 3.250%), 7/20/2026 (a)(b)	13,000,000	13,025,805
Allegro CLO III Ltd., Series 2015-1A, Class B1R, 0.000%, 7/26/2027 (b)(f)	4,500,000	4,495,500
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, 3.530% (3 Month LIBOR USD + 1.010%), 4/30/2031 (a)(b)	23,250,000	23,139,772

Anchorage Capital CLO Ltd., Series 2018-1RA, Class A1, 3.426% (3 Month LIBOR USD + 0.990%), 4/13/2031 (a)(b)	17,500,000	17,377,500
Apidos CLO XII, Series 2013-12A, Class AR, 3.516% (3 Month LIBOR USD + 1.080%), 4/15/2031 (a)(b)	10,000,000	9,984,400
Apidos CLO XVI, Series 2014-16A, Class D, 6.950% (3 Month LIBOR USD + 4.500%), 1/21/2025 (a)(b)	6,250,000	6,258,081
Ares XLVII CLO Ltd., Series 2018-47A, Class A1, 3.356% (3 Month LIBOR USD + 0.920%), 4/15/2030 (a)(b)	15,000,000	14,878,395
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 9.695% (3 Month LIBOR USD + 7.250%), 7/18/2028 (a)(b)	7,000,000	7,069,139
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class BR, 3.612% (3 Month LIBOR USD + 1.300%), 11/17/2027 (a)(b)	3,500,000	3,491,775
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.436% (3 Month LIBOR USD + 1.100%), 7/26/2031 (a)(b)	7,500,000	7,467,480
Babson CLO Ltd., Series 2015-IA, Class AR, 3.459% (3 Month LIBOR USD + 0.990%), 1/20/2031 (a)(b)	65,000,000	64,641,070
Ballyrock CLO Ltd., Series 2016-1A, Class E1, 9.686% (3 Month LIBOR USD + 7.250%), 10/16/2028 (a)(b)	3,125,000	3,145,728
BlueMountain CLO Ltd., Series 2015-1A, Class C, 6.186% (3 Month LIBOR USD + 3.750%), 4/13/2027 (a)(b)	1,250,000	1,252,720
BlueMountain CLO Ltd., Series 2016-3A, Class E, 9.164% (3 Month LIBOR USD + 6.850%), 11/15/2027 (a)(b)	1,950,000	1,950,207
BlueMountain CLO Ltd., Series 2018-23A, Class A1, 0.000% (3 Month LIBOR USD + 1.150%), 10/20/2031 (a)(b)(e)	7,000,000	7,000,000
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.630% (1 Month LIBOR USD + 1.350%), 6/15/2027 (a)(b)	1,670,247	1,676,694
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.695% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(b)	8,437,500	8,396,992
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.469% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	501,620
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, 3.364% (3 Month LIBOR USD + 1.050%), 5/15/2031 (a)(b)	17,500,000	17,454,325
CIFC Funding Ltd., Series 2012-2RA, Class A2, 0.000%, 1/20/2028 (b)(f)	5,000,000	4,971,250
CIFC Funding Ltd., Series 2015-3A, Class AR, 3.320% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(b)	35,000,000	34,708,415
CIFC Funding Ltd., Series 2018-1A, Class A, 3.445% (3 Month LIBOR USD + 1.000%), 4/18/2031 (a)(b)	28,000,000	27,868,680
CIFC Funding Ltd., Series 2018-1A, Class E, 7.445% (3 Month LIBOR USD + 5.000%), 4/18/2031 (a)(b)	1,000,000	937,874
CIFC Funding Ltd., Series 2013-3RA, Class A1, 3.330% (3 Month LIBOR USD + 0.980%), 4/24/2031 (a)(b)	7,800,000	7,755,220
Cutwater Ltd., Series 2014-2A, Class CR, 6.186% (3 Month LIBOR USD + 3.750%), 1/15/2027 (a)(b)	2,000,000	2,006,724
Dryden CLO Ltd., Series 2018-57A, Class A, 3.324% (3 Month LIBOR USD + 1.010%), 5/15/2031 (a)(b)	7,262,500	7,243,494
Dryden Senior Loan Fund, Series 2015-37A, Class AR, 3.536% (3 Month LIBOR USD + 1.100%), 1/15/2031 (a)(b)	6,000,000	5,999,922
Dryden Senior Loan Fund, Series 2015-41A, Class AR, 3.406% (3 Month LIBOR USD + 0.970%), 4/15/2031 (a)(b)	13,500,000	13,415,935
Dryden Senior Loan Fund, Series 2018-64A, Class A, 3.415% (3 Month LIBOR USD + 0.970%), 4/18/2031 (a)(b)	18,000,000	17,906,526
ECP CLO Ltd., Series 2014-6A, Class C, 5.936% (3 Month LIBOR USD + 3.500%), 7/15/2026 (a)(b)	17,585,000	17,665,170
Elevation CLO Ltd., Series 2016-5A, Class X, 3.258% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	1,250,000	1,250,000
Evans Grove CLO Ltd., Series 2018-1A, Class D, 5.511% (3 Month LIBOR USD + 3.200%), 5/28/2028 (a)(b)	3,000,000	2,999,880
Flagship CLO VIII Ltd., Series 2014-8A, Class DR, 5.486% (3 Month LIBOR USD + 3.050%), 1/16/2026 (a)(b)	5,000,000	5,009,195
Flatiron CLO Ltd., Series 2013-1A, Class A1R, 3.609% (3 Month LIBOR USD + 1.160%), 1/20/2026 (a)(b)	5,965,208	5,970,153
Flatiron CLO Ltd., Series 2018-1A, Class A, 3.399% (3 Month LIBOR USD + 0.950%), 4/17/2031 (a)(b)	12,750,000	12,671,218
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7A, Class D, 7.964% (3 Month LIBOR USD + 5.630%), 12/15/2028 (a)(b)	4,000,000	4,006,260
Galaxy XXI CLO Ltd., Series 2015-21A, Class AR, 3.489% (3 Month LIBOR USD + 1.020%), 4/20/2031 (a)(b)	9,000,000	8,953,056
Gallatin CLO IX Ltd., Series 2018-1A, Class E, 7.905% (3 Month LIBOR USD + 5.470%), 1/21/2028 (Acquired 8/3/2018, Cost $993,886) (a)(b)(h)	1,000,000	988,641
Gallatin CLO VIII Ltd., Series 2017-1A, Class E, 7.836% (3 Month LIBOR USD + 5.400%), 7/15/2027 (a)(b)	5,000,000	4,855,210
Garrison Funding Ltd., Series 2016-1A, Class B, 5.539% (3 Month LIBOR USD + 3.070%), 10/20/2028 (a)(b)	2,000,000	2,005,718
Garrison Funding Ltd., Series 2016-1A, Class D, 9.119% (3 Month LIBOR USD + 6.650%), 10/20/2028 (a)(b)	1,500,000	1,500,652
Halcyon Loan Advisors Funding Ltd., Series 2018-1A, Class A2, 4.183% (3 Month LIBOR USD + 1.800%), 7/21/2031 (a)(b)	5,000,000	4,999,275
Highbridge Loan Management Ltd., Series 2015-7A, Class BR, 3.494% (3 Month LIBOR USD + 1.180%), 3/15/2027 (a)(b)	2,480,000	2,451,644
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.767% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)	6,000,000	5,910,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.447% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)	3,400,000	3,349,000
Hillmark Funding Ltd., Series 2006-1A, Class C, 4.012% (3 Month LIBOR USD + 1.700%), 5/21/2021 (a)(b)	2,068,115	2,067,916
Jackson Mill CLO Ltd., Series 2015-1A, Class DR, 5.236% (3 Month LIBOR USD + 2.800%), 4/15/2027 (a)(b)	4,500,000	4,500,477
KCAP F3C Senior Funding LLC, Series 2017-1A, Class A, 4.238% (3 Month LIBOR USD + 1.900%), 12/20/2029 (a)(b)	10,000,000	10,038,720
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 4.838% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)	9,750,000	9,803,800
LCM XVIII LP, Series 18A, Class A1R, 3.489% (3 Month LIBOR USD + 1.020%), 7/21/2031 (a)(b)	8,704,000	8,659,827
LCM XXI LP, Series 21A, Class ER, 8.219% (3 Month LIBOR USD + 5.750%), 4/20/2028 (a)(b)	538,000	537,975
Magnetite IX Ltd., Series 2014-9A, Class CR, 5.590% (3 Month LIBOR USD + 3.100%), 7/25/2026 (a)(b)	12,000,000	12,040,068
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3.565% (3 Month LIBOR USD + 1.120%), 1/18/2027 (a)(b)	12,250,000	12,249,865
Magnetite XI Ltd., Series 2014-11A, Class CR, 5.595% (3 Month LIBOR USD + 3.150%), 1/18/2027 (a)(b)	5,000,000	5,021,455
Magnetite XV Ltd., Series 2015-15A, Class AR, 3.500% (3 Month LIBOR USD + 1.010%), 7/25/2031 (a)(b)	13,250,000	13,199,981
Man GLG US CLO Ltd., Series 2018-2A, Class DR, 0.000% (3 Month LIBOR USD + 6.100%), 10/15/2028 (a)(b)(e)	3,000,000	2,940,000
Marathon CLO VII Ltd., Series 2014-7A, Class C, 6.309% (3 Month LIBOR USD + 3.800%), 10/28/2025 (a)(b)	3,000,000	3,011,580
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.809% (3 Month LIBOR USD + 7.340%), 1/20/2029 (a)(b)	5,000,000	5,046,925
MMCF CLO LLC, Series 2017-1A, Class D, 8.816% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $2,971,864) (a)(b)(h)	3,000,000	2,968,755
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 5.219% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(b)	3,000,000	2,994,318
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 6.369% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(b)	3,000,000	2,999,919
Oaktree CLO Ltd., Series 2014-2A, Class C, 6.069% (3 Month LIBOR USD + 3.600%), 10/20/2026 (a)(b)	17,500,000	17,548,335
Ocean Trails CLO IV, Series 2013-4A, Class DR, 5.338% (3 Month LIBOR USD + 3.000%), 8/13/2025 (a)(b)	7,000,000	7,002,457
Octagon Investment Partners Ltd., Series 2015-1A, Class BR, 3.636% (3 Month LIBOR USD + 1.200%), 7/15/2027 (a)(b)	1,085,000	1,078,219
Octagon Investment Partners Ltd., Series 2018-1A, Class A1, 3.406% (3 Month LIBOR USD + 0.970%), 4/15/2031 (a)(b)	26,000,000	25,786,384
Octagon Investment Partners Ltd., Series 2018-18A, Class A1A, 3.396% (3 Month LIBOR USD + 0.960%), 4/16/2031 (a)(b)	24,750,000	24,609,544
OZLM VIII Ltd., Series 2014-8A, Class CR, 5.849% (3 Month LIBOR USD + 3.400%), 10/17/2026 (a)(b)	4,250,000	4,263,681
OZLM XI Ltd., Series 2015-11A, Class DR, 9.520% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(b)	2,650,000	2,672,663
OZLM XVIII Ltd., Series 2018-18A, Class A, 3.456% (3 Month LIBOR USD + 1.020%), 4/15/2031 (a)(b)	22,250,000	22,100,569
OZLM XX Ltd., Series 2018-20A, Class A1, 3.519% (3 Month LIBOR USD + 1.050%), 4/20/2031 (a)(b)	8,750,000	8,718,167
Peaks CLO Ltd., Series 2017-2A, Class B, 5.669% (3 Month LIBOR USD + 3.200%), 7/20/2029 (a)(b)	2,100,000	2,114,141
Peaks CLO Ltd., Series 2017-2A, Class D, 8.219% (3 Month LIBOR USD + 5.750%), 7/20/2029 (a)(b)	4,950,000	4,995,773
Pikes Peak CLO, Series 2018-1A, Class A, 3.570% (3 Month LIBOR USD + 1.180%), 7/24/2031 (a)(b)	17,750,000	17,768,531
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (Acquired 11/20/2017, Cost $2,393,611) (b)(f)(h)	2,500,000	2,314,897
Regatta X Funding Ltd., Series 2017-3A, Class A, 3.569% (3 Month LIBOR USD + 1.120%), 1/17/2031 (a)(b)	5,000,000	5,001,130
Regatta XI Funding Ltd., Series 2018-1A, Class A, 3.519% (3 Month LIBOR USD + 1.070%), 7/17/2031 (a)(b)	14,500,000	14,484,674

RR 3 Ltd., Series 2014-14A, Class A1R2, 3.526% (3 Month LIBOR USD + 1.090%), 1/15/2030 (a)(b)	7,000,000	6,985,951
Saratoga Investment Corp. Ltd., Series 2013-1A, Class DR, 7.169% (3 Month LIBOR USD + 4.700%), 10/20/2025 (a)(b)	14,000,000	14,005,740
Saratoga Investment Corp. Ltd., Series 2013-1A, Class ER, 9.119% (3 Month LIBOR USD + 6.650%), 10/20/2025 (a)(b)	13,100,000	13,105,122
SCOF-2 Ltd., Series 2015-2A, Class CR, 4.696% (3 Month LIBOR USD + 2.260%), 7/15/2028 (a)(b)	4,400,000	4,410,652
SCOF-2 Ltd., Series 2015-2A, Class ER, 8.146% (3 Month LIBOR USD + 5.710%), 7/15/2028 (a)(b)	3,500,000	3,501,435
Seneca Park CLO Ltd., Series 2014-1A, Class D, 5.949% (3 Month LIBOR USD + 3.500%), 7/17/2026 (a)(b)	3,000,000	3,003,369
Symphony CLO VIII LP, Series 2012-8A, Class DR, 6.458% (3 Month LIBOR USD + 4.050%), 1/9/2023 (a)(b)	3,450,000	3,450,238
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 4.536% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(b)	2,500,000	2,509,520
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 5.686% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	13,330,000	13,344,250
Symphony CLO XII Ltd., Series 2013-12A, Class E, 7.336% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	2,003,352
Symphony CLO XIX Ltd., Series 2018-19A, Class A, 3.396% (3 Month LIBOR USD + 0.960%), 4/16/2031 (a)(b)	40,000,000	39,709,560
TCP Waterman CLO LTD, Series 2016-1A, Class B, 5.784% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	3,000,000	3,003,597
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 4.936% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(b)	4,250,000	4,257,710
Trinitas CLO V Ltd., Series 2016-5A, Class E, 9.890% (3 Month LIBOR USD + 7.400%), 10/25/2028 (a)(b)	5,000,000	5,023,290
Venture XXXI CLO Ltd., Series 2018-31A, Class A1, 3.499% (3 Month LIBOR USD + 1.030%), 4/20/2031 (a)(b)	12,500,000	12,422,325
Vibrant CLO IV Ltd., Series 2016-4A, Class E, 9.219% (3 Month LIBOR USD + 6.750%), 7/20/2028 (a)(b)	1,750,000	1,762,758
Voya CLO Ltd., Series 2014-2A, Class ER, 10.149% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)	2,000,000	1,920,676
Voya CLO Ltd., Series 2013-1A, Class A1AR, 3.646% (3 Month LIBOR USD + 1.210%), 10/15/2030 (a)(b)	3,500,000	3,503,581
Voya CLO Ltd., Series 2016-1A, Class A1R, 3.539% (3 Month LIBOR USD + 1.070%), 1/20/2031 (a)(b)	6,000,000	5,996,346
Voya CLO Ltd., Series 2013-2A, Class A1R, 3.460% (3 Month LIBOR USD + 0.970%), 4/25/2031 (a)(b)	6,437,500	6,400,517
Wellfleet CLO Ltd., Series 2016-2A, Class D, 9.469% (3 Month LIBOR USD + 7.000%), 10/20/2028 (a)(b)	4,875,000	4,875,000
Woodmont Trust, Series 2017-1A, Class D, 7.495% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)	3,000,000	3,017,988
York CLO Ltd., Series 2015-1A, Class F, 9.719% (3 Month LIBOR USD + 7.250%), 1/22/2031 (Acquired 2/8/2018, Cost $1,849,043) (a)(b)(h)	1,900,000	1,796,186

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $843,791,773)		841,145,800

Collateralized Mortgage Obligations — 67.12%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.310%, 7/25/2035 (f)	874,454	843,035
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 2.511% (1 Month LIBOR USD + 0.230%), 9/25/2035 (a)	185,152	181,594
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A21, 2.781% (1 Month LIBOR USD + 0.500%), 1/25/2036 (a)	807,678	774,673
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 2.801% (1 Month LIBOR USD + 0.520%), 1/25/2036 (a)	4,029,555	3,887,553
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.934%, 1/25/2036 (f)	3,115	42
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 4.114%, 2/25/2036 (f)	9,720,840	9,030,038
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.037%, 3/25/2036 (f)	1,490,099	1,364,561
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.306%, 3/25/2036 (f)	428,346	351,034
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 2.401% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	17,890,582	11,063,804
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.461% (1 Month LIBOR USD + 0.180%), 8/25/2036 (a)	562,284	379,386
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 2.431% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	1,356,515	1,348,942
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 2.511% (1 Month LIBOR USD + 0.230%), 3/25/2037 (a)	5,495,501	3,727,615
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.282%, 3/25/2037 (f)	927,238	903,053
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.331%, 6/25/2037 (f)	4,073,917	3,900,669
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.331%, 6/25/2037 (f)	4,359,465	3,892,257
Alternative Loan Trust, Series 2007-20, Class A1, 2.781% (1 Month LIBOR USD + 0.500%), 8/25/2047 (a)	5,226,674	3,471,662
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (d)	681,749	574,791
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.506%, 5/25/2046 (f)(g)	46,656,340	3,886,240
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 2.471% (1 Month LIBOR USD + 0.190%), 5/25/2046 (a)	20,806,449	18,969,135
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 2.491% (1 Month LIBOR USD + 0.210%), 5/25/2046 (a)	18,411,695	16,570,230
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 2.906% (12 Month US Treasury Average + 0.960%), 9/25/2046 (a)	1,986,892	1,801,638
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 2.491% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)	20,023,911	14,556,182
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 2.916% (12 Month US Treasury Average + 0.970%), 10/25/2046 (a)	2,139,750	2,038,574
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.329%, 12/25/2046 (f)(g)	123,885,680	8,402,175
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 2.646% (12 Month US Treasury Average + 0.700%), 2/25/2047 (a)(j)	50,163,036	32,632,711
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 1.820%, 6/25/2047 (f)(g)	72,043,520	7,222,723
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (d)	2,682,436	2,226,095
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 4.351% (6 Month LIBOR USD + 1.750%), 12/25/2036 (a)	8,067,368	7,314,989
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)	6,457,134	2,990,609
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 2.664% (1 Month LIBOR USD + 0.600%), 9/25/2045 (a)	12,087,645	11,654,920
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.204% (1 Month LIBOR USD + 3.140%), 9/25/2045 (a)	831,753	716,703
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 2.861% (1 Month LIBOR USD + 0.580%), 11/25/2045 (a)	10,469,446	10,087,343
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.601% (1 Month LIBOR USD + 0.320%), 6/25/2046 (a)	12,010,070	5,411,665
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 2.641% (1 Month LIBOR USD + 0.360%), 12/25/2046 (a)	21,516,887	20,588,067
American Home Mortgage Investment Trust, Series 2006-3, Class 12A1, 2.661% (1 Month LIBOR USD + 0.380%), 12/25/2046 (a)	10,635,090	9,945,979
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.511% (1 Month LIBOR USD + 0.230%), 3/25/2047 (a)	7,815,241	5,106,478
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 2.441% (1 Month LIBOR USD + 0.160%), 5/25/2047 (a)	30,687,663	26,472,467
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.471% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)	40,329,875	31,144,665
Ashford Hospitality Trust, Series 2018-KEYS, Class F, 8.280% (1 Month LIBOR USD + 6.000%), 6/15/2035 (a)(b)	8,000,000	8,028,880
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.680% (1 Month LIBOR USD + 3.400%), 6/15/2035 (a)(b)	2,625,000	2,658,306
Bank of America Alternative Loan Trust, Series 2005-4, Class CB5, 5.500%, 5/25/2035	3,338,639	3,301,553
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	3,420,249	3,185,326
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 2.531% (1 Month LIBOR USD + 0.250%), 9/25/2035 (a)	6,553,592	6,064,976
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	882,792	874,158
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	7,307,792	7,087,543
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (f)	5,064,719	2,907,473
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (d)	5,552,794	3,227,634

Bank of America Alternative Loan Trust, Series 2006-7, Class A3, 5.913%, 10/25/2036 (f)	10,580,330	6,070,009
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (d)	14,903,230	9,242,223
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (c)	333,805	215,362
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 2.881% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	4,873,490	3,898,398
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/17/2048	2,500,000	2,060,507
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 4.911%, 7/16/2049 (f)	8,000,000	8,027,840
Bank of America Funding Trust, Series 2009-R14, Class 2A, 10.797% (1 Month LIBOR USD + 15.013%), 7/26/2035 (b)(k)	568,058	616,043
Bank of America Funding Trust, Series 2005-F, Class 4A1, 4.433%, 9/20/2035 (f)	5,605,734	5,203,641
Bank of America Funding Trust, Series 2005-H, Class 1A1, 4.625%, 11/20/2035 (f)	256,189	233,077
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.968%, 5/20/2036 (f)	2,164,401	2,064,945
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.470% (1 Month LIBOR USD + 0.190%), 10/20/2036 (a)	14,194,750	12,618,948
Bank of America Funding Trust, Series 2007-2, Class TA4, 2.681% (1 Month LIBOR USD + 0.400%), 3/25/2037 (a)	11,120,215	9,502,024
Bank of America Funding Trust, Series 2007-2, Class 1A16, 2.881% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	5,435,155	4,324,579
Bank of America Funding Trust, Series 2014-R1, Class A2, 2.366% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	8,535,934	7,073,387
Bank of America Funding Trust, Series 2006-H, Class 4A1, 4.310%, 9/20/2046 (f)	225,827	206,489
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.510% (1 Month LIBOR USD + 0.230%), 2/20/2047 (a)	2,897,254	2,693,893
Bank of America Funding Trust, Series 2007-B, Class A1, 2.490% (1 Month LIBOR USD + 0.210%), 4/20/2047 (a)	7,473,117	6,721,336
Bank of America Funding Trust, Series 2007-C, Class 7A1, 2.490% (1 Month LIBOR USD + 0.210%), 5/20/2047 (a)	1,001,843	922,056
Bank of America Funding Trust, Series 2007-C, Class 7A4, 2.500% (1 Month LIBOR USD + 0.220%), 5/20/2047 (a)	5,065,705	4,630,596
Bank of America Funding Trust, Series 2007-D, Class 1A16, 2.490% (1 Month LIBOR USD + 0.210%), 6/20/2047 (a)	907,784	806,339
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	2,204,418	2,097,722
BBCMS Mortgage Trust, Series 2017-GLKS, Class E, 5.130% (1 Month LIBOR USD + 2.850%), 11/15/2034 (a)(b)	4,500,000	4,511,263
BBCMS Trust, Series 2014-BXO, Class E, 6.030% (1 Month LIBOR USD + 3.750%), 8/16/2027 (a)(b)	8,000,000	8,019,560
BCAP LLC, Series 2013-RR1, Class 6A2, 4.040%, 5/28/2036 (b)(f)	6,742,314	5,482,459
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 4.226%, 12/27/2034 (b)(f)	9,013,000	8,922,248
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 3.982%, 3/27/2035 (b)(f)	3,693,643	3,680,763
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.959%, 12/27/2035 (b)(f)	8,500,355	6,914,078
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.496% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	3,646,217	2,879,545
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 4.083%, 3/28/2036 (b)(f)	6,729,753	6,706,286
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 4.106%, 5/28/2036 (b)(f)	3,186,801	2,691,913
BCAP LLC Trust, Series 2006-AA2, Class A1, 2.451% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	15,688,158	14,769,585
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.491% (1 Month LIBOR USD + 0.210%), 4/25/2037 (a)	3,015,244	2,958,539
BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 2.501% (1 Month LIBOR USD + 0.220%), 5/25/2047 (a)	16,800,908	15,704,161
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.481% (1 Month LIBOR USD + 1.200%), 10/25/2047 (a)(j)	33,936,551	32,046,828
BDS, Series 2018-FL1, Class B, 3.540% (1 Month LIBOR USD + 1.250%), 1/15/2035 (a)(b)	3,500,000	3,510,909
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.169%, 2/25/2036 (f)	674,648	634,346
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.144%, 7/25/2036 (f)	1,342,384	1,304,251
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 2.441% (1 Month LIBOR USD + 0.160%), 2/25/2034 (a)	1,517,134	1,427,787
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.906%, 6/25/2034 (f)	1,244,731	1,237,891
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 2.841% (1 Month LIBOR USD + 0.560%), 1/25/2035 (a)	256,309	253,833
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.036%, 7/25/2035 (f)	1,922,629	1,899,400
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 4.040%, 7/25/2035 (f)	3,469,608	3,235,170
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 4.187%, 9/25/2035 (f)(j)	27,281,310	23,575,035
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.380%, 9/25/2035 (f)	6,144,488	5,823,224
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 2.681% (1 Month LIBOR USD + 0.400%), 11/25/2034 (a)	2,022,220	1,808,098
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 3.281% (1 Month LIBOR USD + 1.000%), 8/25/2035 (a)	2,607,623	2,253,385
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,778,369	2,004,777
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.491% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	1,245,236	1,156,086
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 2.461% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)(j)	41,817,392	38,331,661
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 2.441% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	9,161,667	8,631,179
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 2A1, 2.511% (1 Month LIBOR USD + 0.230%), 9/25/2046 (a)	2,544,767	2,560,021
BENCHMARK Mortgage Trust, Series 2018-B1, Class XA, 0.528%, 1/18/2051 (f)(g)	37,673,731	1,415,892
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 3.530% (1 Month LIBOR USD + 1.250%), 7/16/2035 (a)(b)	10,128,000	10,153,219
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.756% (1 Month LIBOR USD + 2.500%), 7/6/2020 (a)	5,000,000	5,049,580
BTH Mortgage-Backed Securities Trust, Series 2018-17, Class A, 4.761% (1 Month LIBOR USD + 2.500%), 8/6/2020 (a)(b)	5,938,000	6,017,088
BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 4.604% (1 Month LIBOR USD + 2.500%), 8/4/2021 (a)(b)	7,000,000	7,008,743
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 3.980% (1 Month LIBOR USD + 1.700%), 11/15/2035 (a)(b)	6,500,000	6,506,974
BX Commercial Mortgage Trust, Series 2018-IND, Class F, 4.080% (1 Month LIBOR USD + 1.800%), 11/15/2035 (a)(b)	2,750,000	2,753,058
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 4.330% (1 Month LIBOR USD + 2.050%), 11/15/2035 (a)(b)	4,500,000	4,505,476
BX Trust, Series 2017-IMC, Class A, 3.330% (1 Month LIBOR USD + 1.050%), 10/15/2032 (a)(b)	6,000,000	6,017,040
BX Trust, Series 2018-GW, Class F, 4.700% (1 Month LIBOR USD + 2.420%), 5/15/2037 (a)(b)	4,000,000	4,021,924
BX Trust, Series 2018-EXCL, Class C, 4.125% (1 Month LIBOR USD + 1.975%), 9/15/2037 (a)(b)	9,000,000	9,001,998
BXMT Ltd., Series 2017-FL1, Class D, 4.990% (1 Month LIBOR USD + 2.700%), 6/15/2035 (a)(b)	4,000,000	4,040,000
BXP Trust, Series 2017-CQHP, Class E, 5.280% (1 Month LIBOR USD + 3.000%), 11/15/2034 (a)(b)	4,500,000	4,508,977
BXP Trust, Series 2017-CQHP, Class F, 6.280% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(b)	4,500,000	4,510,278
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	4,668,331	2,230,514
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.953%, 6/17/2050 (f)	4,500,000	4,483,057
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,810,943	1,544,803
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	3,050,461	2,617,564
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.781% (1 Month LIBOR USD + 0.500%), 2/25/2037 (a)	3,134,873	1,849,446
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,175,654	1,821,346
ChaseFlex Trust, Series 2007-2, Class A1, 2.561% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	3,464,142	3,358,725
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 2.607% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)	5,981,415	5,821,897

Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.531% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(b)	3,083,443	3,004,291
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.571% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)	6,526,532	6,219,949
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 2.431% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	5,848,093	5,617,509
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.481% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	6,240,740	6,043,844
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.487% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	5,909,371	5,618,022
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.461% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	4,481,904	4,385,709
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 2.481% (1 Month LIBOR USD + 0.200%), 6/25/2036 (a)(b)	3,484,474	3,322,491
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.511% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	11,184,129	10,726,116
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.402%, 4/25/2037 (Acquired 5/11/2015, Cost $843,907) (b)(f)(g)(h)	43,343,803	733,724
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 2.491% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	2,021,248	1,981,389
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 2.561% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(b)	13,256,941	13,139,485
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 2.431% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	7,244,890	7,019,183
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 2.411% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	20,908,698	19,812,727
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	11,560,611	9,750,312
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(b)	7,643,397	6,346,863
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 2.411% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	2,012,793	1,785,570
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	4,231,161	3,356,021
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 2.411% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)	12,267,826	11,347,959
Chimera Special Holdings 4.110%, 5/11/2019 (Acquired 10/20/2015, Cost $11,231,000) (Acquired 5/8/2018, Cost $41,091,280) (f)(h)(l)	41,091,280	41,091,280
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	38,781	30,390
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class F, 5.930% (1 Month LIBOR USD + 3.650%), 12/15/2036 (a)(b)	4,250,000	4,271,454
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.952%, 5/12/2049 (f)	7,000,000	7,042,602
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.441% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	8,705,146	7,743,106
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 2.466% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	1,955,543	1,050,672
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.724%, 3/25/2037 (f)	5,547,526	4,977,302
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (b)(d)	12,746,000	12,779,140
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 3.016% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	4,813,209	4,515,136
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 4.379%, 8/25/2035 (f)	1,324,147	1,320,883
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 4.478%, 9/25/2035 (f)	967,442	965,141
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	3,000,211	2,198,926
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.732%, 11/25/2035 (f)	3,832,924	3,392,981
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 4.040%, 3/25/2036 (f)	799,016	757,310
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 2.416% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	1,543,102	1,505,521
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A2, 2.544% (1 Month LIBOR USD + 0.700%), 3/25/2047 (a)(b)	16,262,248	11,478,204
Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.250%, 7/25/2067 (b)(f)	22,845,864	22,476,652
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 2.931% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	3,150,715	2,611,183
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	100,808	61,388
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A2, 6.000% (1 Month LIBOR USD + 0.500%), 11/25/2036 (a)	8,187,653	7,907,423
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 2.931% (1 Month LIBOR USD + 0.650%), 12/25/2036 (a)	8,761,828	6,864,262
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (f)	780,343	696,305
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 2.831% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	16,219,847	13,594,616
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1, 2.881% (1 Month LIBOR USD + 0.600%), 2/25/2037 (a)	13,968,542	11,188,593
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	1,962,006	1,763,489
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	184,844	105,674
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 2.881% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	4,999,883	4,047,500
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	260,598	156,841
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 2.881% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	3,311,882	2,653,927
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.781% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)	8,862,719	7,024,059
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 2.881% (1 Month LIBOR USD + 0.600%), 6/25/2037 (a)	3,593,971	2,887,497
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (b)(f)	1,148,618	1,144,728
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (b)(f)	4,000,000	4,028,424
COLT Mortgage Loan Trust, Series 2017-2, Class A1A, 2.415%, 10/25/2047 (b)(f)	7,044,759	7,014,805
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.563%, 10/25/2047 (b)(f)	2,991,914	2,997,463
COLT Mortgage Loan Trust, Series 2018-1, Class M1, 3.661%, 2/25/2048 (b)(f)	1,790,000	1,772,854
COLT Mortgage Loan Trust, Series 2018-1, Class B1, 4.362%, 2/25/2048 (b)(f)	3,761,000	3,721,901
COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.470%, 7/27/2048 (b)	11,970,153	11,982,219
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (b)	2,191,723	2,193,932
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.051%, 12/10/2049 (f)	13,871,266	7,812,339
Commercial Mortgage Trust, Series 2014-TWC, Class F, 6.527% (1 Month LIBOR USD + 4.250%), 2/13/2032 (a)(b)	5,000,000	5,046,245
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 4.000% (1 Month LIBOR USD + 1.720%), 10/15/2034 (a)(b)	6,565,377	6,592,873
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 3.020% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	3,707,616	3,743,565

Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.088%, 10/15/2046 (b)(f)	5,000,000	4,141,345
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/11/2047 (b)	4,000,000	3,285,104
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.351%, 2/12/2048 (b)(f)	5,000,000	4,361,835
Commercial Mortgage Trust, Series 2017-COR2, Class C, 4.562%, 9/12/2050 (f)	4,650,000	4,663,823
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	124,491	123,819
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 2.681% (1 Month LIBOR USD + 0.400%), 2/25/2035 (a)	1,384,788	1,264,910
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	761,989	752,145
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 2.769% (1 Month LIBOR USD + 5.050%), 4/25/2035 (g)(k)	24,883,533	3,312,123
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.842%, 5/25/2035 (f)(g)	41,530,422	1,134,487
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.843%, 6/25/2035 (Acquired 1/11/2016 through 9/28/2017, Cost $1,832,990) (f)(g)(h)	33,919,946	1,696,811
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.452%, 7/20/2035 (Acquired 12/8/2015 through 8/1/2017, Cost $560,693) (f)(g)(h)	22,722,773	636,942
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 3.256% (12 Month US Treasury Average + 1.310%), 7/20/2035 (a)	1,116,575	1,034,529
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.581% (1 Month LIBOR USD + 0.300%), 7/25/2035 (a)(j)	9,399,118	7,666,306
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.497%, 8/25/2035 (Acquired 1/5/2017, Cost $975,459) (f)(g)(h)	42,586,510	1,538,480
CountryWide Alternative Loan Trust, Series 2005-27, Class 1X1, 1.254%, 8/25/2035 (Acquired 10/16/2018, Cost $401,242) (f)(g)(h)	11,375,464	411,086
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 2.551% (1 Month LIBOR USD + 0.270%), 8/25/2035 (a)	8,283,703	5,673,989
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.702%, 8/25/2035 (f)	1,462,675	1,265,079
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.792%, 8/25/2035 (f)	1,079,195	1,058,145
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,056,680	883,634
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.804%, 9/25/2035 (f)(g)	6,302,125	379,054
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.884%, 9/25/2035 (Acquired 9/28/2015 through 2/16/2017, Cost $5,216,478) (f)(g)(h)	111,781,014	3,710,124
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.611% (1 Month LIBOR USD + 0.330%), 9/25/2035 (a)	993,229	881,194
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 2.731% (1 Month LIBOR USD + 0.450%), 9/25/2035 (a)	9,696,837	7,372,786
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 2.961% (1 Month LIBOR USD + 0.680%), 10/25/2035 (a)	2,967,531	2,304,164
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.907%, 11/20/2035 (f)(g)	27,690,323	1,761,465
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 1.057%, 11/20/2035 (f)(g)	161,382,064	8,159,154
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.081%, 11/20/2035 (f)(g)	32,075,321	1,975,006
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.569%, 11/20/2035 (f)(g)	43,879,839	3,525,438
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.294%, 11/25/2035 (f)(g)	43,529,117	2,703,593
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.571% (1 Month LIBOR USD + 0.290%), 11/25/2035 (a)	865,283	753,891
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.681% (1 Month LIBOR USD + 0.400%), 11/25/2035 (a)	5,685,603	3,899,050
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.572%, 11/25/2035 (f)	4,256,432	3,962,487
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.801% (1 Month LIBOR USD + 0.520%), 12/25/2035 (a)	2,821,543	2,723,683
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	3,102,750	2,722,216
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	7,659,464	7,095,284
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	2,625,957	2,466,176
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.448%, 5/25/2036 (f)(g)	36,779,180	2,426,175
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 2.881% (1 Month LIBOR USD + 0.600%), 8/25/2036 (a)	6,360,982	4,208,935
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 2.981% (1 Month LIBOR USD + 0.700%), 8/25/2036 (a)	3,504,735	2,618,703
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (a)	966,506	770,732
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.581% (1 Month LIBOR USD + 0.300%), 10/25/2036 (a)	2,918,848	1,952,937
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	1,072,750	943,158
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	1,064,866	939,557
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,143,741	1,492,665
CountryWide Alternative Loan Trust, Series 2007-AL1, Class XP, 1.031%, 6/25/2037 (f)(g)	32,002,986	2,161,322
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.928%, 3/20/2046 (f)(g)	22,422,108	976,416
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 1.354%, 5/20/2046 (f)(g)	31,836,212	2,273,615
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 0.908%, 6/25/2046 (f)(g)	32,941,540	575,950
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.780%, 8/25/2046 (f)(g)	51,824,400	2,708,395
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.952%, 8/25/2046 (f)(g)	28,881,893	1,206,801
CountryWide Alternative Loan Trust, Series 2006-OA11, Class A1B, 2.471% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	1,700,591	1,551,578
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.316%, 12/20/2046 (f)(g)	8,765,070	571,483
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.515% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (a)	1,496,140	1,093,300
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 1.274%, 2/20/2047 (f)(g)	9,720,416	692,376
CountryWide Alternative Loan Trust, Series 2007-OA7, Class A1A, 2.461% (1 Month LIBOR USD + 0.180%), 5/25/2047 (a)	872,717	833,839
CountryWide Alternative Loan Trust, Series 2007-13, Class A1, 6.000%, 6/25/2047	4,307,233	3,737,003
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.051%, 12/20/2035 (b)(f)(g)	113,148,344	5,000,930
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 1.158%, 12/20/2035 (b)(f)(g)	26,717,466	1,333,095
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.636%, 6/20/2034 (f)	810,757	800,697
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.642%, 2/25/2035 (Acquired 9/28/2017, Cost $829,019) (f)(g)(h)	26,136,459	663,866
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2X, 0.665%, 2/25/2035 (Acquired 8/28/2018, Cost $969,889) (f)(g)(h)	45,486,679	993,520
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 3.021% (1 Month LIBOR USD + 0.740%), 2/25/2035 (a)	2,825,644	2,746,936
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.856%, 3/25/2035 (Acquired 8/28/2018, Cost $64,954) (f)(g)(h)	1,924,540	71,114
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.865%, 3/25/2035 (Acquired 11/13/2014 through 2/3/2016, Cost $905,095) (f)(g)(h)	18,633,350	635,230
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.139%, 3/25/2035 (Acquired 6/22/2016, Cost $439,729) (f)(g)(h)	8,218,738	402,652
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.841%, 3/25/2035 (f)	7,085,818	6,090,530
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 2.921% (1 Month LIBOR USD + 0.640%), 3/25/2035 (a)	1,463,540	1,366,146
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 0.862%, 5/25/2035 (Acquired 5/6/2013 through 10/6/2017, Cost $3,578,750) (f)(g)(h)	67,238,256	2,409,954
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	3,216,018	3,011,903
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.197%, 7/25/2036 (Acquired 11/19/2015, Cost $374,065) (f)(g)(h)	50,086,136	389,520
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.357%, 3/25/2037 (f)	1,729,609	1,609,237
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,906,154	1,505,722
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,303,369	1,154,852

CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 2.931% (1 Month LIBOR USD + 0.650%), 7/25/2037 (a)	6,971,171	3,777,315
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 8M1, 3.431% (1 Month LIBOR USD + 1.150%), 9/25/2034 (a)	842,505	824,590
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 2.631% (1 Month LIBOR USD + 0.350%), 10/25/2035 (a)	1,619,039	1,415,524
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	4,172,152	3,656,391
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,104,406	1,910,035
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 5.930% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(b)	8,000,000	8,035,920
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (b)(f)	9,846,114	9,889,555
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.666% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	5,771,081	5,613,173
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.362%, 12/17/2049 (f)	5,000,000	4,835,320
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/2057 (f)	4,500,000	4,474,692
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,737,819	1,506,088
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	862,329	824,300
CSMC Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058 (b)	43,776,026	43,876,010
CSMCM Trust, Series 2018-RPL1, 3.310%, 7/25/2057 (b)(f)	19,184,128	16,508,153
CSWF Trust, Series 2018-TOP, Class G, 5.530% (1 Month LIBOR USD + 3.250%), 8/15/2035 (a)(b)	7,000,000	7,024,675
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 4.280% (1 Month LIBOR USD + 2.000%), 5/15/2035 (a)(b)	4,259,928	4,267,817
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.466%, 10/17/2051	9,000,000	9,263,394
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (b)(f)	621,130	615,505
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (b)(f)	3,250,000	3,236,802
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (b)(f)	2,076,548	2,065,524
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (b)(f)	2,633,086	2,642,905
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (b)(f)	3,950,570	3,954,679
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (b)(f)	3,795,634	3,791,121
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (b)(f)	3,830,165	3,852,640
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (b)(f)	1,729,894	1,739,111
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (b)(f)	1,235,724	1,244,161
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (b)	2,628,524	2,628,995
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (b)	3,178,762	3,179,878
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	456,298	372,314
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 2.416% (1 Month LIBOR USD + 0.135%), 3/25/2037 (a)	1,721,370	1,629,029
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 2A1, 5.602%, 6/25/2020 (f)	61,136	62,122
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 2.781% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)	641,872	599,130
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.591% (1 Month LIBOR USD + 0.310%), 8/25/2035 (a)	4,500,363	4,017,276
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 2.481% (1 Month LIBOR USD + 0.200%), 11/25/2035 (a)	2,276,576	1,439,235
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,029,832	2,666,358
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	787,538	735,096
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 2.611% (1 Month LIBOR USD + 0.330%), 2/25/2036 (a)	25,366,358	24,554,685
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.836%, 2/25/2036 (f)	791,286	752,424
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 4.076%, 2/25/2036 (f)	942,389	788,579
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 2.461% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	26,340,609	24,925,802
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 2.401% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	1,254,507	1,193,574
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 2.471% (1 Month LIBOR USD + 0.190%), 12/25/2036 (a)(j)	22,859,092	13,763,345
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 2.451% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	2,563,353	2,471,059
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 2.471% (1 Month LIBOR USD + 0.190%), 2/25/2037 (a)	2,925,692	2,626,379
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.431% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	10,580,692	9,976,016
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 2.441% (1 Month LIBOR USD + 0.160%), 3/25/2037 (Acquired 2/8/2017, Cost $17,665,609) (a)(h)(j)	23,711,179	16,665,616
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.521% (1 Month LIBOR USD + 0.240%), 3/25/2037 (a)	74,705,946	9,687,718
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	961,171	674,585
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class A1, 2.581% (1 Month LIBOR USD + 0.300%), 4/25/2037 (a)	21,517,197	15,089,988
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 2.481% (1 Month LIBOR USD + 0.200%), 6/25/2037 (a)	20,362,761	18,648,461
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 2.631% (1 Month LIBOR USD + 0.350%), 6/25/2037 (a)	28,283,270	24,921,011
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 2.441% (1 Month LIBOR USD + 0.160%), 1/25/2047 (a)	648,245	631,915
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 1/25/2047 (a)	762,788	676,864
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A5, 2.521% (1 Month LIBOR USD + 0.240%), 1/25/2047 (a)	1,993,863	1,732,559
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 2.431% (1 Month LIBOR USD + 0.150%), 2/25/2047 (a)	10,483,861	8,737,072
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.481% (1 Month LIBOR USD + 0.200%), 2/25/2047 (a)	1,446,466	1,378,422
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A1, 2.421% (1 Month LIBOR USD + 0.140%), 7/25/2047 (a)	52,134,939	50,265,224
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 2.411% (1 Month LIBOR USD + 0.130%), 8/25/2047 (a)	10,981,161	10,326,310
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 2.471% (1 Month LIBOR USD + 0.190%), 8/25/2047 (a)	12,076,164	11,637,051
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.481% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)(j)	22,711,838	21,136,227
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.481% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)	2,213,214	2,070,906
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 2.491% (1 Month LIBOR USD + 0.210%), 8/25/2047 (a)	34,350,613	33,379,143
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-2, Class 2A1, 2.581% (1 Month LIBOR USD + 0.300%), 9/25/2047 (a)	20,806,173	18,259,518
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 3.956% (1 Month LIBOR USD + 1.700%), 10/25/2047 (a)	38,938,500	36,850,618
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1C, 5.665%, 2/25/2036 (f)	3,916,686	3,822,415
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (f)	6,939,209	6,806,691
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.339%, 6/25/2036 (f)	5,890,343	5,655,289
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.339%, 6/25/2036 (f)	709,815	687,421
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.339%, 6/25/2036 (f)	996,510	962,529
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.339%, 6/25/2036 (f)	3,158,145	3,052,789
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.339%, 6/25/2036 (d)	691,055	662,071
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (f)	385,539	343,542
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (d)	373,766	336,441

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (f)	3,852,909	3,433,385
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (d)	11,574,943	10,961,043
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.650%, 6/27/2037 (b)(f)(j)	26,173,093	26,214,316
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	500,114
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.472% (1 Month LIBOR USD + 0.190%), 10/19/2036 (a)	15,587,636	13,338,636
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.482% (1 Month LIBOR USD + 0.200%), 10/19/2036 (a)	29,547,813	26,867,442
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 2.422% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)(j)	39,764,176	37,359,636
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 2.422% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)	47,142,194	43,874,109
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 3.102% (1 Month LIBOR USD + 0.820%), 9/19/2044 (a)	1,740,763	1,710,961
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.901%, 1/19/2045 (Acquired 5/29/2018, Cost $415,084) (f)(g)(h)	30,352,390	471,706
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.552% (1 Month LIBOR USD + 0.270%), 3/19/2045 (a)(j)	34,279,945	32,094,084
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.492% (1 Month LIBOR USD + 0.210%), 6/19/2045 (a)	7,872,560	7,626,968
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 2.502% (1 Month LIBOR USD + 0.220%), 6/19/2045 (a)	6,129,814	5,953,606
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.542% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	2,583,650	2,540,252
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.542% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	329,778	292,267
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 2.612% (1 Month LIBOR USD + 0.330%), 9/19/2045 (a)	15,519,065	12,849,149
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 2.866% (12 Month US Treasury Average + 0.920%), 3/19/2046 (a)	19,346,623	17,839,502
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (b)(f)	5,366,022	5,359,985
Ellington Financial Mortgage Trust, Series 2017-1, Class B1, 5.178%, 10/25/2047 (b)(f)	1,564,564	1,567,632
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 4.049%, 11/25/2035 (f)	2,822,599	2,528,016
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	12,746	11,019
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.781% (1 Month LIBOR USD + 0.500%), 4/25/2036 (a)	5,646,089	3,625,924
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A3, 5.750%, 4/25/2036	342,747	283,222
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	334,275	281,372
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.910%, 5/25/2036 (f)	997,577	901,369
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	11,241,720	9,691,577
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	2,172,726	1,902,861
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	2,111,827	1,849,526
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A1, 6.000%, 8/25/2036	1,587,137	1,325,059
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A3, 6.000%, 8/25/2036	1,065,686	890,191
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 2A1, 3.872%, 1/25/2037 (f)	977,079	795,377
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1, 3.928%, 1/25/2037 (f)	92,608	83,952
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	12,976,796	8,571,200
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.594%, 9/25/2035 (f)	132,383	122,392
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 4.601%, 11/25/2035 (f)	1,318,264	1,262,074
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 2.930% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	4,446,930	4,425,740
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 2.762% (1 Month LIBOR USD + 0.480%), 8/19/2034 (a)	5,805	5,693
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (b)(f)	9,246,303	9,115,291
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.184%, 9/19/2035 (f)	262,034	247,307
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.805%, 4/19/2036 (f)	1,553,757	1,438,006
GPMT Ltd., Series 2018-FL1, Class A, 3.182% (1 Month LIBOR USD + 0.900%), 11/21/2035 (a)(b)	850,000	851,275
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.461% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	6,629,997	6,208,369
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 2.441% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	2,354,494	2,281,361
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A3, 2.511% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	18,642,678	16,236,952
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 2.481% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)	7,059,448	6,767,279
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.501% (1 Month LIBOR USD + 0.220%), 6/25/2037 (a)	5,995,827	5,551,800
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 2.901% (1 Month LIBOR USD + 0.620%), 10/25/2045 (a)	2,250,587	2,024,127
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.374%, 6/25/2045 (Acquired 10/3/2017 through 8/6/2018, Cost $589,817) (f)(g)(h)	14,428,415	618,517
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 1.346%, 8/25/2045 (Acquired 1/19/2018, Cost $2,425,313) (f)(g)(h)	39,785,285	2,742,479
GS Mortgage Securities Corp. II, Series 2018-RIVR, Class G, 4.880% (1 Month LIBOR USD + 2.600%), 7/16/2035 (a)(b)	5,000,000	4,956,915
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.180% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(b)	250,000	250,313
GS Mortgage Securities Corp. Trust, Series 2018-3PCK, Class A, 3.730% (1 Month LIBOR USD + 1.450%), 9/15/2031 (a)(b)	5,000,000	5,006,255
GS Mortgage Securities Trust, Series 2018-HART, Class D, 4.465% (1 Month LIBOR USD + 2.200%), 10/15/2031 (a)(b)	4,250,000	4,260,633
GS Mortgage Securities Trust, Series 2018-HART, Class E, 5.015% (1 Month LIBOR USD + 2.750%), 10/15/2031 (a)(b)	7,300,000	7,318,265
GS Mortgage Securities Trust, Series 2018-HART, Class F, 6.165% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(b)	1,250,000	1,252,985
GS Mortgage Securities Trust, Series 2018-CHLL, Class F, 5.580% (1 Month LIBOR USD + 3.300%), 2/17/2037 (a)(b)	12,500,000	12,538,100
GS Mortgage Securities Trust, Series 2014-GC20, Class C, 4.960%, 4/12/2047 (f)	1,750,000	1,704,953
GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.689%, 6/12/2047 (f)	293,000	290,817
GS Mortgage Securities Trust, Series 2014-GC24, Class D, 4.529%, 9/12/2047 (b)(f)	12,000,000	10,313,988
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.653%, 10/13/2048 (f)	7,000,000	6,950,167
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.421%, 11/13/2048 (f)	10,100,000	10,096,960
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 2.781% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	1,990,246	1,634,020
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 2.396% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(b)	10,576,735	6,944,230
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 2.318% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,994,726
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 2.318% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,600,590
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 2.318% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,886,286
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 2.318% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,121,844
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.892%, 5/25/2035 (f)	1,998,069	1,966,985
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.072%, 5/25/2035 (f)	2,934,471	2,859,970
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.781% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	1,305,005	1,272,042
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.187%, 10/25/2035 (f)	1,492,633	1,326,593
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,835,714	1,727,493
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	546,199	460,309

GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.500%, 8/25/2036	1,360,463	980,215
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.851%, 3/25/2037 (f)	10,621,110	9,764,072
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	14,137,722	13,497,014
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	650,540	617,407
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.581% (1 Month LIBOR USD + 0.300%), 4/25/2037 (a)	7,754,387	4,096,968
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.865%, 5/25/2037 (f)	293,756	264,712
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (Acquired 7/26/2016, Cost $74,541) (f)(g)(h)	3,715,036	51,721
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 3.082% (1 Month LIBOR USD + 0.800%), 11/19/2034 (a)	383,778	379,157
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 3.062% (1 Month LIBOR USD + 0.780%), 12/19/2034 (a)	4,729,959	4,336,020
HarborView Mortgage Loan Trust, Series 2004-11, Class 1A, 2.982% (1 Month LIBOR USD + 0.700%), 1/19/2035 (a)	842,076	600,699
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.606%, 3/19/2035 (Acquired 8/3/2015 through 4/1/2016, Cost $712,986) (f)(g)(h)	14,701,311	700,238
HarborView Mortgage Loan Trust, Series 2005-2, Class X, 1.052%, 5/19/2035 (Acquired 8/29/2018, Cost $382,181) (f)(g)(h)	11,448,390	382,010
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.003%, 6/19/2035 (Acquired 10/6/2014 through 8/6/2018, Cost $5,931,224) (f)(g)(h)	110,581,085	4,511,377
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 0.916%, 6/20/2035 (b)(f)(g)	16,844,468	803,565
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.069%, 7/19/2035 (f)	1,633,857	1,512,636
HarborView Mortgage Loan Trust, Series 2005-4, Class 1A, 4.677%, 7/19/2035 (f)	798,707	766,849
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 3.446% (12 Month US Treasury Average + 1.500%), 9/19/2035 (a)	3,575,338	3,170,745
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.772%, 10/19/2035 (f)(g)	16,292,916	681,533
HarborView Mortgage Loan Trust, Series 2005-16, Class X3, 1.171%, 1/19/2036 (f)(g)	14,635,983	861,210
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 2.782% (1 Month LIBOR USD + 0.500%), 1/19/2036 (a)	1,736,562	1,364,309
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.312%, 2/19/2036 (Acquired 2/8/2017, Cost $643,359) (f)(g)(h)	29,138,848	514,446
HarborView Mortgage Loan Trust, Series 2006-13, Class X, 1.381%, 6/19/2036 (f)(g)	27,250,277	857,348
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.462% (1 Month LIBOR USD + 0.180%), 11/19/2036 (a)(j)	34,049,334	32,694,885
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 2.452% (1 Month LIBOR USD + 0.170%), 12/19/2036 (a)	3,153,112	2,876,259
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 2.472% (1 Month LIBOR USD + 0.190%), 12/19/2036 (a)	28,383,049	27,127,752
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 2.522% (1 Month LIBOR USD + 0.240%), 12/19/2036 (a)	1,979,101	1,842,729
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 2.796% (12 Month US Treasury Average + 0.850%), 12/19/2036 (a)	11,460,653	10,868,848
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.432% (1 Month LIBOR USD + 0.150%), 2/19/2037 (a)	45,984,697	43,485,567
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 2.412% (1 Month LIBOR USD + 0.130%), 3/19/2037 (a)	21,519,353	20,485,327
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 2.441% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)(j)	28,185,653	25,448,122
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.482% (1 Month LIBOR USD + 0.200%), 5/19/2037 (a)(j)	34,088,510	33,072,059
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.482% (1 Month LIBOR USD + 0.200%), 8/19/2037 (a)	16,997,988	15,539,101
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 3.281% (1 Month LIBOR USD + 1.000%), 10/25/2037 (a)	28,625,887	26,354,079
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.958%, 8/19/2045 (Acquired 2/26/2018 through 3/1/2018, Cost $631,988) (f)(g)(h)	19,464,176	677,567
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 1.182%, 10/20/2045 (f)(g)	11,036,327	556,198
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.550% (1 Month LIBOR USD + 0.270%), 10/20/2045 (a)	4,711,209	4,598,635
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 3.946% (12 Month US Treasury Average + 2.000%), 10/20/2045 (a)	6,367,517	6,054,999
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 1.430%, 5/19/2046 (f)(g)	80,608,801	6,218,647
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 1.172%, 7/19/2046 (f)(g)	22,612,216	616,432
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 2.462% (1 Month LIBOR USD + 0.180%), 11/19/2046 (a)	11,461,845	10,244,677
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (b)	7,100,000	6,953,939
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.531% (1 Month LIBOR USD + 0.250%), 3/25/2035 (a)	11,548,438	10,571,405
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.591% (1 Month LIBOR USD + 0.310%), 3/25/2035 (a)	459,073	407,394
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.521% (1 Month LIBOR USD + 0.240%), 7/25/2035 (a)(j)	2,722,013	2,657,632
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.611% (1 Month LIBOR USD + 0.330%), 10/25/2035 (a)	1,542,081	1,501,741
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.541% (1 Month LIBOR USD + 0.260%), 1/25/2036 (a)	6,925,992	6,788,629
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 2.461% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,371,161	1,325,807
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 2.501% (1 Month LIBOR USD + 0.220%), 12/25/2036 (a)	3,425,742	3,263,053
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 3.610%, 4/25/2037 (f)	7,247,398	6,655,401
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (b)	3,964,213	3,969,343
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, 4.632% (1 Month LIBOR USD + 2.353%), 8/16/2032 (a)(b)	4,250,000	4,260,219
IMPAC CMB Trust, Series 2004-4, Class 1A1, 2.921% (1 Month LIBOR USD + 0.640%), 9/25/2034 (a)	4,521,114	4,423,634
IMPAC CMB Trust, Series 2004-6, Class 1A2, 3.061% (1 Month LIBOR USD + 0.780%), 10/25/2034 (a)	4,839,825	4,738,780
IMPAC CMB Trust, Series 2004-10, Class 3A1, 2.981% (1 Month LIBOR USD + 0.700%), 3/25/2035 (a)	611,440	567,878
IMPAC CMB Trust, Series 2005-3, Class A3, 2.641% (1 Month LIBOR USD + 0.360%), 8/25/2035 (a)	11,300,709	10,924,666
IMPAC CMB Trust, Series 2005-3, Class A1, 2.761% (1 Month LIBOR USD + 0.480%), 8/25/2035 (a)	10,322,127	9,853,090
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.561% (1 Month LIBOR USD + 0.280%), 10/25/2035 (a)	3,657,088	3,373,061
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.781% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	34,401,235	33,302,081
IMPAC CMB Trust, Series 2005-7, Class A2, 2.561% (1 Month LIBOR USD + 0.280%), 11/25/2035 (a)	3,730,685	3,107,612
IMPAC CMB Trust, Series 2005-7, Class A1, 2.801% (1 Month LIBOR USD + 0.520%), 11/25/2035 (a)(j)	31,215,932	29,727,306
IMPAC CMB Trust, Series 2007-A, Class A, 2.781% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(b)	2,167,844	2,073,792
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 2.711% (1 Month LIBOR USD + 0.430%), 3/25/2036 (a)	1,323,266	1,098,514
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 2.451% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	14,697,867	12,663,227
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.561% (1 Month LIBOR USD + 0.280%), 8/25/2036 (a)	6,351,503	5,222,149
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 0.000%, 11/25/2036 (f)	5,725,401	5,420,888
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.471% (1 Month LIBOR USD + 0.190%), 1/25/2037 (a)	12,173,565	10,021,498
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 2.441% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)	3,828,621	3,570,369
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.661% (1 Month LIBOR USD + 0.380%), 5/25/2037 (a)	11,332,801	9,496,072
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.221%, 6/25/2034 (Acquired 12/8/2017, Cost $11,738,070) (f)(g)(h)	20,746,964	12,004,339
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 3.081% (1 Month LIBOR USD + 0.800%), 11/25/2034 (a)	790,773	742,472
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.809%, 2/25/2035 (Acquired 9/5/2018, Cost $511,864) (f)(g)(h)	23,198,232	445,313
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.853%, 3/25/2035 (Acquired 12/16/2016, Cost $1,243,332) (f)(g)(h)	29,735,869	1,408,023
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.761% (1 Month LIBOR USD + 0.480%), 4/25/2035 (a)	2,752,613	2,621,198

IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 1.024%, 5/25/2035 (f)(g)	4,699,632	154,651
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.683%, 5/25/2035 (f)	2,004,668	1,903,483
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.022%, 7/25/2035 (Acquired 3/23/2016, Cost $2,634,383) (f)(g)(h)	38,334,771	1,043,779
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.112%, 8/25/2035 (f)(g)	39,940,661	1,772,367
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.581% (1 Month LIBOR USD + 0.300%), 8/25/2035 (a)	6,194,689	5,882,731
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.974%, 8/25/2035 (f)	3,812,095	3,220,862
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.887%, 9/25/2035 (f)(j)	12,334,662	11,156,097
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.308%, 11/25/2035 (f)	2,045,902	1,881,612
IndyMac Index Mortgage Loan Trust, Series 2006-R1, Class A3, 3.708%, 12/25/2035 (f)	3,306,870	3,058,299
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.625%, 6/25/2036 (f)	1,160,972	1,146,135
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 2.491% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	7,166,044	6,517,216
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.723%, 7/25/2036 (f)	5,604,920	4,982,976
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.973%, 8/25/2036 (f)	4,851,692	4,433,515
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.837%, 9/25/2036 (f)	9,265,518	8,384,580
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 1.251%, 10/25/2036 (f)(g)	28,149,243	1,294,358
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 2.481% (1 Month LIBOR USD + 0.200%), 10/25/2036 (a)	6,851,741	6,444,398
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 2.361% (1 Month LIBOR USD + 0.080%), 11/25/2036 (a)	378,142	345,677
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.934%, 11/25/2036 (f)	5,128,994	5,031,533
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 2.451% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	3,201,036	3,088,750
IndyMac Index Mortgage Loan Trust, Series 2006-AR39, Class A1, 2.461% (1 Month LIBOR USD + 0.180%), 2/25/2037 (a)	3,749,034	3,600,156
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.264%, 3/25/2037 (f)	1,849,581	1,697,283
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.594%, 5/25/2037 (f)	595,605	531,818
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 2A1, 3.284%, 6/25/2037 (f)	419,795	382,573
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.700%, 6/25/2037 (f)	8,508,960	7,271,034
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 4.208%, 6/25/2037 (f)	1,162,797	1,089,372
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.461% (1 Month LIBOR USD + 0.180%), 7/25/2037 (a)	6,678,431	6,219,075
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 2.481% (1 Month LIBOR USD + 0.200%), 7/25/2037 (a)(j)	23,870,066	22,427,502
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.517%, 7/25/2037 (f)	4,863,123	4,084,522
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.461% (1 Month LIBOR USD + 0.180%), 8/25/2037 (a)	5,304,067	4,938,351
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.124%, 7/25/2045 (Acquired 9/29/2017, Cost $1,332,269) (f)(g)(h)	28,814,437	1,375,832
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.501% (1 Month LIBOR USD + 0.220%), 4/25/2046 (a)	20,429,587	19,159,950
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 2.531% (1 Month LIBOR USD + 0.250%), 5/25/2046 (a)	19,859,771	18,738,806
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 1A1A, 2.866% (12 Month US Treasury Average + 0.920%), 6/25/2046 (a)	4,145,254	3,861,254
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 2.471% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	6,566,670	5,997,228
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.481% (1 Month LIBOR USD + 0.200%), 11/25/2046 (a)	9,404,805	8,413,698
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.431% (1 Month LIBOR USD + 0.150%), 3/25/2047 (a)	17,711,821	14,563,580
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 2.641% (1 Month LIBOR USD + 0.360%), 3/25/2047 (a)	12,239,817	10,187,677
InTown Hotel Portfolio Trust, Series 2018-STAY, Class F, 6.130% (1 Month LIBOR USD + 3.850%), 1/18/2033 (a)(b)	3,000,000	3,047,967
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.746%, 1/28/2036 (b)(f)	1,544,513	1,502,118
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 2.551% (1 Month LIBOR USD + 0.270%), 5/25/2036 (a)	2,428,227	2,328,682
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.380%, 5/25/2036 (d)	9,141,046	7,564,490
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 4.560% (1 Month LIBOR USD + 2.280%), 11/17/2031 (a)(b)	897,473	894,192
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 6.280% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(b)	3,250,000	3,259,106
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.333%, 9/12/2037 (f)	12,000,000	10,245,192
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (f)	5,000,000	3,994,875
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.371%, 8/25/2035 (f)	17,747	17,273
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,372,828	2,224,502
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.017%, 10/25/2036 (f)	489,395	431,343
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 4.256%, 10/25/2036 (f)	1,484,029	1,428,612
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.878%, 5/25/2037 (f)	972,207	882,279
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.660%, 6/25/2037 (f)	3,167,059	3,042,967
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/17/2047 (b)	5,000,000	4,857,590
Key Commercial Mortgage Securities Trust, Series 2018-S1, Class A2, 4.433%, 10/20/2053 (b)	4,500,000	4,619,570
Key Commercial Mortgage Securities Trust, Series 2018-S1, Class A3, 4.498%, 10/20/2053 (b)	4,500,000	4,652,946
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.294%, 7/15/2040 (f)	2,500,000	2,411,260
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.319%, 4/15/2041 (f)	3,529,141	3,074,235
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (b)	9,000,000	8,736,237
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	95,467	78,338
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	169,345	143,264
Lehman XS Trust, Series 2005-9N, Class 1A1, 2.551% (1 Month LIBOR USD + 0.270%), 2/25/2036 (a)	4,602,563	4,280,872
Lehman XS Trust, Series 2006-18N, Class A3, 2.461% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)(j)	15,640,898	14,145,472
Lehman XS Trust, Series 2007-18N, Class 2A1, 3.137% (1 Month LIBOR USD + 0.850%), 10/25/2037 (a)	1,703,806	1,575,053
Lehman XS Trust, Series 2006-2N, Class 1A1, 2.541% (1 Month LIBOR USD + 0.260%), 2/25/2046 (a)	3,164,200	2,863,993
Lehman XS Trust, Series 2006-GP1, Class A3A, 2.511% (1 Month LIBOR USD + 0.230%), 5/25/2046 (a)	11,446,844	10,714,303
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.491% (1 Month LIBOR USD + 0.210%), 7/25/2046 (a)	3,291,577	3,175,454
Lehman XS Trust, Series 2006-14N, Class 2A, 2.481% (1 Month LIBOR USD + 0.200%), 9/25/2046 (a)	11,035,818	10,454,849
Lehman XS Trust, Series 2006-16N, Class A4A, 2.471% (1 Month LIBOR USD + 0.190%), 11/25/2046 (a)	4,274,320	4,116,820
Lehman XS Trust, Series 2007-4N, Class 2AX, 1.421%, 3/25/2047 (f)(g)	45,821,036	3,197,529
Lehman XS Trust, Series 2007-4N, Class 1A3, 2.521% (1 Month LIBOR USD + 0.240%), 3/25/2047 (a)(j)	30,980,698	27,439,325
Lehman XS Trust, Series 2007-15N, Class 3A1, 2.531% (1 Month LIBOR USD + 0.250%), 8/25/2047 (a)(j)	28,887,492	26,156,122
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.870%, 3/10/2050 (b)(f)	8,500,000	7,762,430
LSTAR Securities Investment Ltd., Series 2017-8, Class A, 0.039% (1 Month LIBOR USD + 1.650%), 11/1/2022 (a)(b)	2,813,787	2,833,315
Luminent Mortgage Trust, Series 2006-1, Class X, 1.204%, 4/25/2036 (f)(g)	54,744,613	1,609,875

Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.491% (1 Month LIBOR USD + 0.210%), 5/25/2036 (a)	5,190,801	4,851,208
Luminent Mortgage Trust, Series 2006-5, Class X, 1.170%, 7/25/2036 (f)(g)	50,822,030	1,877,315
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.471% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	12,840,070	10,235,308
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 2.441% (1 Month LIBOR USD + 0.160%), 11/25/2036 (a)	4,707,830	4,257,055
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 2.451% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	22,992,346	21,013,463
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.561% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	8,475,532	7,887,999
Luminent Mortgage Trust, Series 2006-2, Class A1A, 2.481% (1 Month LIBOR USD + 0.200%), 2/25/2046 (a)	11,949,743	10,737,777
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.481% (1 Month LIBOR USD + 0.200%), 10/25/2046 (a)(j)	21,212,922	20,679,332
Luminent Mortgage Trust, Series 2006-6, Class A2B, 2.521% (1 Month LIBOR USD + 0.240%), 10/25/2046 (a)	1,266,111	1,070,473
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.999%, 12/25/2034 (f)	19,014	18,174
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.969%, 1/25/2035 (f)	193,228	190,690
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.707%, 3/25/2035 (f)	1,084,362	1,074,079
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.927%, 3/25/2035 (f)	426,492	420,023
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.433%, 7/25/2035 (f)(g)	9,192,635	207,542
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.247%, 9/25/2035 (f)	1,896,372	1,809,809
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 4.667% (12 Month LIBOR USD + 1.750%), 12/25/2035 (a)	12,612,256	11,873,556
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.257%, 1/25/2036 (f)	3,057,696	3,020,983
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 2.431% (1 Month LIBOR USD + 0.150%), 3/25/2047 (a)	1,685,431	1,564,471
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	11,649	5,662
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	174,339	142,413
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,138,643	1,849,560
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 2.981% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	3,132,758	1,889,683
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	710,239	686,637
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	18,905,070	15,514,692
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	61,686	51,302
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	2,658	2,321
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (b)(f)	2,610,655	2,368,723
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.549%, 8/25/2037 (b)(f)	9,397,250	7,310,797
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 2.391% (1 Month LIBOR USD + 0.110%), 3/25/2037 (a)	18,614,391	8,515,581
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 4.030%, 4/25/2037 (f)	3,775,002	3,531,152
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 2.961% (1 Month LIBOR USD + 0.680%), 4/25/2028 (a)	3,203,160	3,085,469
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.179%, 11/25/2035 (f)	10,754,794	10,823,603
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 4.268%, 12/25/2035 (f)	2,830,435	2,743,407
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.786%, 5/25/2036 (f)	1,577,247	1,483,422
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 2.441% (1 Month LIBOR USD + 0.160%), 9/25/2037 (a)	10,096,484	8,015,720
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.511% (1 Month LIBOR USD + 0.230%), 9/25/2037 (a)	16,567,502	13,327,346
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.750%, 6/12/2050 (f)	31,262	31,361
Monticello Funding, LLC, Class A, 4.614%, 1/31/2020 (Acquired 2/6/2018, Cost $14,509,486) (b)(f)(h)	14,500,000	14,500,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.233%, 2/16/2046 (b)(f)	1,000,000	631,654
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.233%, 2/16/2046 (b)(f)	10,318,259	4,150,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.754%, 6/17/2047 (b)(f)	5,000,000	4,606,720
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.237%, 4/15/2048 (b)(f)	3,000,000	2,665,959
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.751%, 5/17/2049 (f)	10,400,000	10,329,748
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/2050 (b)	4,800,000	3,817,704
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 4.880% (1 Month LIBOR USD + 2.600%), 11/15/2034 (a)(b)	1,750,000	1,754,872
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/12/2038 (b)(f)	5,000,000	4,581,840
Morgan Stanley Capital I Trust 2017-JWDR, Series 2017-JWDR, Class E, 5.330% (1 Month LIBOR USD + 3.050%), 11/15/2034 (a)(b)	4,250,000	4,267,170
Morgan Stanley Capital I Trust 2017-JWDR, Series 2017-JWDR, Class F, 6.330% (1 Month LIBOR USD + 4.050%), 11/15/2034 (a)(b)	4,250,000	4,267,170
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 2.581% (1 Month LIBOR USD + 0.300%), 3/25/2035 (a)	3,260,604	3,082,888
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.898%, 7/25/2035 (f)(j)	13,064,526	10,653,899
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 4.326%, 7/25/2035 (f)	1,254,459	1,176,811
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 4.177%, 11/25/2035 (f)	3,170,970	2,498,217
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.571% (1 Month LIBOR USD + 0.290%), 12/25/2035 (a)	3,519,640	3,139,448
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 2.561% (1 Month LIBOR USD + 0.280%), 1/25/2036 (a)	1,216,349	952,755
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.028%, 3/25/2036 (f)(g)	38,495,029	3,674,312
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.531% (1 Month LIBOR USD + 0.250%), 3/25/2036 (a)	5,122,651	4,169,044
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.541% (1 Month LIBOR USD + 0.260%), 3/25/2036 (a)	3,095,307	2,520,109
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.851%, 3/25/2036 (f)(m)	11,495,686	10,033,699
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.851%, 3/25/2036 (f)	3,217,036	2,807,070
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 1.960%, 4/25/2036 (f)(g)	37,072,325	2,869,769
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 3.031% (1 Month LIBOR USD + 0.750%), 6/25/2036 (a)	5,789,605	4,251,388
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 2.451% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	2,764,092	1,427,604
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A2, 6.000%, 8/25/2036	1,197,205	997,958
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,636,914	3,031,633
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (d)	3,246,864	1,386,229
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (d)	4,046,050	1,725,179
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.576%, 6/25/2037 (f)	906,968	600,302
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.215%, 6/25/2037 (f)	2,467,799	1,839,468
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	4,517,526	3,731,156
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.681%, 11/25/2037 (f)	8,481,906	7,855,110
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (d)	3,810,700	2,663,900
Morgan Stanley Re-REMIC Trust, Series 2012-R1, Class 1B, 2.396% (1 Month LIBOR USD + 0.180%), 2/26/2037 (a)(b)	18,412,425	17,082,311
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 2.406% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	13,042,664	11,867,716

Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 2.376% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(b)	9,458,539	8,784,609
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1B, 2.664% (12 Month US Treasury Average + 0.820%), 12/27/2046 (a)(b)	19,776,404	16,264,174
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 3.041%, 8/27/2047 (b)(f)	5,146,000	4,206,994
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 3.041%, 8/27/2047 (b)(f)	1,010,309	770,783
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 1.749%, 4/25/2036 (f)(g)	22,276,226	1,302,558
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 2.781% (1 Month LIBOR USD + 0.500%), 9/25/2037 (a)(j)	18,984,623	18,200,786
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 2.431% (1 Month LIBOR USD + 0.150%), 6/25/2047 (a)	4,536,777	3,838,903
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 2.511% (1 Month LIBOR USD + 0.230%), 6/25/2047 (a)	7,794,639	7,401,454
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.561% (1 Month LIBOR USD + 0.280%), 6/25/2047 (a)	4,170,500	3,583,894
MortgageIT Trust, Series 2005-2, Class 1A1, 2.801% (1 Month LIBOR USD + 0.520%), 5/25/2035 (a)	417,598	403,181
MortgageIT Trust, Series 2006-1, Class 2A1A, 2.491% (1 Month LIBOR USD + 0.210%), 4/25/2036 (a)	5,082,673	4,748,411
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (b)	4,250,000	4,200,058
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 4.552%, 8/25/2035 (f)	2,314,925	2,298,383
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.248%, 2/25/2036 (f)	1,168,902	978,246
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 2.441% (1 Month LIBOR USD + 0.160%), 10/25/2036 (a)	1,946,879	1,612,148
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 2.451% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	299,524	248,323
Nomura Resecuritization Trust, Series 2018-1R, Class 1A1, 3.181% (1 Month LIBOR USD + 0.900%), 7/28/2036 (a)(b)	4,978,262	4,990,643
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 2.895% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	2,326,147	2,297,124
Nomura Resecuritization Trust, Series 2018-1R, Class 2A1, 3.181% (1 Month LIBOR USD + 0.900%), 1/26/2037 (a)(b)	4,958,239	4,970,570
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.535% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	6,533,795	3,563,943
Nomura Resecuritization Trust, Series 2018-1R, Class 3A1, 3.181% (1 Month LIBOR USD + 0.900%), 3/26/2037 (a)(b)	5,000,000	5,012,435
OBX Trust, Series 2018-EXP1, Class 2A1, 3.131% (1 Month LIBOR USD + 0.850%), 4/27/2048 (a)(b)	15,109,676	15,143,733
OBX Trust, Series 2018-1, Class A2, 2.931% (1 Month LIBOR USD + 0.650%), 6/25/2057 (a)(b)	3,436,897	3,432,436
OBX Trust, Series 2018-EXP2, Class 2A1B, 2.864% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	28,086,227	27,858,054
OBX Trust, Series 2018-EXP2, Class 2A1A, 2.864% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	1,780,000	1,782,398
OCP CLO Ltd., Series 2012-2A, Class ER, 10.610% (3 Month LIBOR USD + 8.300%), 11/22/2025 (a)(b)	3,000,000	3,012,879
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.160% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	5,321,456	5,334,360
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (c)	4,058	3,796
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	30,336	20,820
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 2.441% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	4,097,377	3,384,991
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.611% (1 Month LIBOR USD + 0.330%), 5/25/2037 (a)	3,484,173	3,163,239
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 2.831% (1 Month LIBOR USD + 0.550%), 5/25/2037 (a)	7,309,349	5,710,166
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,649,307	1,511,279
Prime Mortgage Trust, Series 2005-4, Class 2A4, 2.781% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	45,291	43,910
RAIT Trust, Series 2017-FL7, Class C, 4.780% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(b)	7,000,000	7,031,444
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (b)	3,599,821	3,359,364
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.131% (1 Month LIBOR USD + 0.850%), 5/25/2034 (a)(b)	244,190	244,554
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class C, 4.531% (1 Month LIBOR USD + 2.250%), 5/25/2034 (a)(b)	1,750,000	1,756,113
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class A, 3.390%, 2/25/2051 (b)	5,107,037	5,046,192
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class D, 5.428%, 2/25/2051 (b)(f)	7,000,000	6,494,124
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (c)	31,684	24,762
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	3,634,686	3,391,231
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.781% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	484,867	420,800
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 4.388%, 7/25/2035 (f)	3,231,701	3,053,641
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.583%, 7/25/2035 (f)	520,048	426,207
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.631% (1 Month LIBOR USD + 1.350%), 8/25/2035 (a)	6,186,652	5,558,329
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,490,959	1,348,866
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	8,102,260	7,798,733
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	437,036	279,630
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 2.681% (1 Month LIBOR USD + 0.400%), 9/25/2035 (a)	580,492	449,986
Residential Accredit Loans, Inc. Trust, Series 2005-QA10, Class A31, 4.747%, 9/25/2035 (f)	2,296,357	2,063,614
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	1,065,088	1,007,155
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,672,615	5,776,389
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 2.981% (1 Month LIBOR USD + 0.700%), 11/25/2035 (a)	998,577	828,562
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	809,014	607,439
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.624%, 12/25/2035 (f)	8,004,946	7,327,952
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	4,388,767	4,221,230
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	6,067,340	5,945,611
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 3.191% (1 Month LIBOR USD + 0.910%), 1/25/2036 (a)	10,481,197	8,678,704
Residential Accredit Loans, Inc. Trust, Series 2006-QA1, Class A21, 4.699%, 1/25/2036 (f)	5,625,346	5,161,390
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 2.761% (1 Month LIBOR USD + 0.480%), 2/25/2036 (a)	6,661,490	5,497,581
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.781% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	865,681	711,496
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 2.781% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	8,580,054	7,052,281
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 2.981% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	10,974,238	9,110,209
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 3.281% (1 Month LIBOR USD + 1.000%), 2/25/2036 (a)	1,460,808	1,230,706
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	2,914,799	2,716,324
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	1,077,001	765,815
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.681% (1 Month LIBOR USD + 0.400%), 3/25/2036 (a)	3,515,953	2,828,992
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 2.981% (1 Month LIBOR USD + 0.700%), 3/25/2036 (a)	6,516,895	5,313,798
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	397,779	369,584
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	3,347,313	3,165,430
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.581% (1 Month LIBOR USD + 0.300%), 4/25/2036 (a)	24,004,862	22,535,021
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,499,315	1,377,139

Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	196,057	143,048
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 2.461% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	3,862,794	3,548,664
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	3,152,755	2,868,836
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	2,206,682	2,007,559
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	2,460,439	2,251,346
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	2,016,079	1,879,665
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	74,071	53,790
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	63,157	23,957
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 2.461% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	172,646	117,720
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.461% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	9,334,929	6,374,795
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 2.471% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	3,312,040	3,144,878
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 2.931% (1 Month LIBOR USD + 0.650%), 7/25/2036 (a)	2,317,268	1,758,343
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	3,332,675	3,116,101
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 2.466% (1 Month LIBOR USD + 0.185%), 8/25/2036 (a)	11,678,606	11,125,075
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.471% (1 Month LIBOR USD + 0.190%), 8/25/2036 (a)	18,692,485	17,403,937
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	3,096,198	2,836,183
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,864,479	1,709,580
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	4,788,544	4,256,024
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	443,862	394,596
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,199,033	1,031,146
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	3,992,328	3,653,666
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	579,378	515,152
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,219,866	3,881,129
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	4,770,824	4,249,420
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	6,792,444	6,156,373
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	252,368	185,560
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 9/25/2036 (a)	922,506	851,922
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 2.471% (1 Month LIBOR USD + 0.190%), 9/25/2036 (a)	1,474,639	1,369,119
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 2.931% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	6,145,670	4,825,137
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	627,381	568,620
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	6,336,381	5,809,745
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	244,399	151,185
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	12,323,193	11,577,985
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,341,719	2,243,458
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	242,295	140,454
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.581% (1 Month LIBOR USD + 0.300%), 11/25/2036 (a)	3,344,615	2,415,036
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 2.681% (1 Month LIBOR USD + 0.400%), 11/25/2036 (a)	24,257,984	18,294,935
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	6,628,483	5,943,377
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (a)	16,944,979	15,115,057
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	810,155	722,727
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,755,769	1,587,560
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,531,544	1,384,899
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 2.451% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	261,485	222,325
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,013,536	953,613
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.466% (1 Month LIBOR USD + 0.185%), 12/25/2036 (a)	4,182,993	3,893,852
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.731% (1 Month LIBOR USD + 0.450%), 12/25/2036 (a)	15,103,121	10,864,068
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	4,615,828	4,227,817
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	10,757,396	9,657,237
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	271,607	174,280
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	1,580,393	998,922
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 2.451% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	4,036,120	3,708,060
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 2.831% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	19,089,555	14,932,041
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	3,353,267	2,898,967
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	852,853	475,313
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.365%, 2/25/2037 (f)(g)	49,149,621	735,131
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 2.431% (1 Month LIBOR USD + 0.150%), 2/25/2037 (a)	11,311,424	10,553,570
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 2.441% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	11,721,049	11,304,917
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	22,159,967	20,516,473
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	819,516	76,049
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)	400,384	237,589
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	604,566	340,532
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	774,474	685,549
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	5,773,551	4,961,455
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	938,376	535,614
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.611% (1 Month LIBOR USD + 0.330%), 4/25/2037 (a)	4,721,752	3,657,398
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,692,841	1,558,907
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 2.381% (1 Month LIBOR USD + 0.100%), 5/25/2037 (a)	7,927,082	7,231,972
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.471% (1 Month LIBOR USD + 0.190%), 5/25/2037 (a)	24,042,126	22,148,063
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A5, 2.681% (1 Month LIBOR USD + 0.400%), 5/25/2037 (a)	7,235,227	5,791,727
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	13,592,991	12,375,997
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,256,077	1,192,139
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	2,056,373	1,111,511
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 2.471% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	12,616,218	12,284,916

Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 2.581% (1 Month LIBOR USD + 0.300%), 8/25/2037 (a)(j)	26,015,047	24,678,758
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	4,752,972	4,236,975
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 3.276%, 11/25/2037 (f)	1,497,145	1,299,896
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 2.481% (1 Month LIBOR USD + 0.200%), 12/25/2046 (a)(j)	33,811,393	30,168,837
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 2.471% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)	2,660,542	2,543,701
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.203%, 8/25/2022 (f)	1,022,746	864,787
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,801,927	6,848,466
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.317%, 4/25/2035 (Acquired 10/7/2015, Cost $294,167) (f)(g)(h)	27,403,608	399,435
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.731% (1 Month LIBOR USD + 0.450%), 4/25/2035 (a)	4,355,646	3,245,850
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	5,379,587	4,947,805
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	5,773,517	5,478,600
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,652,671	1,542,201
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,881,813	5,413,274
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	1,027,720	644,783
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.731% (1 Month LIBOR USD + 0.450%), 10/25/2035 (a)	3,368,931	2,653,599
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	3,040,224	2,770,097
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.731% (1 Month LIBOR USD + 0.450%), 11/25/2035 (a)	1,454,290	1,055,286
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.781% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	7,032,456	5,238,322
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	916,231	769,268
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 2.981% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	2,380,934	1,287,573
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 2.981% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	1,510,191	1,362,233
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,925,584	4,927,708
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,618,624	3,598,466
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,871,517	6,894,140
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,719,861	998,739
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,946,064	7,130,518
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,274,883	1,944,865
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,882,851	4,778,565
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (f)	23,784,562	13,048,639
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	3,308,275	3,000,506
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,704,611	2,673,388
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	153,214	121,368
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 2A, 4.549%, 11/25/2035 (f)	482,786	456,586
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (c)	388,954	307,339
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (c)	38,140	31,001
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.288%, 2/25/2036 (f)	1,943,675	1,775,438
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	230,071	188,801
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	90,359	67,240
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,346,367	1,334,919
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A10, 6.000%, 6/25/2036	451,897	441,831
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,747,548	1,703,536
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	256,390	251,863
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	122,912	116,431
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	8,994,989	8,627,589
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	72,900	52,218
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,066,052	1,006,178
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (c)	87,864	61,261
Residential Funding Mortgage Securities Trust, Series 2006-S12, Class 2AP, 0.000%, 12/25/2036 (c)	51,067	39,816
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	3,341,531	3,164,012
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	490,741	363,670
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 5.280% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	4,750,000	4,781,863
Sequoia Mortgage Trust, Series 2003-8, Class A1, 2.920% (1 Month LIBOR USD + 0.640%), 1/20/2034 (a)	1,037,660	1,006,160
Sequoia Mortgage Trust, Series 2004-4, Class A, 3.214% (6 Month LIBOR USD + 0.520%), 5/20/2034 (a)	1,698,403	1,648,835
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 3.614% (6 Month LIBOR USD + 1.100%), 8/20/2034 (a)	89,765	85,510
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.903%, 3/20/2035 (f)(g)	12,772,740	188,871
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 2.480% (1 Month LIBOR USD + 0.200%), 7/20/2036 (a)	705,694	672,455
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.898%, 1/20/2038 (f)	768,231	725,912
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(g)	6,079,335	59,584
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.675%, 10/20/2046 (f)	5,366,959	4,709,485
Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 3.808%, 2/20/2047 (f)	1,641,545	1,530,784
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (b)	2,705,629	2,705,811
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (b)	6,571,715	6,575,967
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class C, 4.280% (1 Month LIBOR USD + 2.000%), 1/16/2035 (a)(b)	2,370,023	2,375,910
STACR Trust, Series 2018-DNA2, Class M2, 4.431% (1 Month LIBOR USD + 2.150%), 12/26/2030 (a)(b)	10,000,000	9,943,960
STACR Trust, Series 2018-HRP1, Class M2, 3.931% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(b)	2,878,568	2,903,119
STACR Trust, Series 2018-DNA3, Class M2, 4.234% (1 Month LIBOR USD + 2.100%), 9/25/2048 (a)(b)	2,500,000	2,482,347
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.651% (1 Month LIBOR USD + 0.370%), 7/25/2034 (a)	164,125	163,498
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.266%, 3/25/2035 (f)	1,891,269	1,837,323
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.312%, 5/25/2035 (f)(g)	51,634,235	1,194,093
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.293%, 9/25/2035 (f)	5,146,542	4,829,551
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 1A, 4.160%, 11/25/2035 (f)	4,442,505	3,889,173
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.715%, 1/25/2036 (f)	1,652,420	1,571,559
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 2.501% (1 Month LIBOR USD + 0.220%), 5/25/2037 (a)	6,608,560	6,324,590

Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 2A1, 2.471% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	793,051	723,497
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 3.756% (1 Month LIBOR USD + 1.500%), 9/25/2037 (a)	1,807,596	1,763,840
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.720%, 4/19/2035 (Acquired 1/6/2017, Cost $440,477) (f)(g)(h)	17,945,283	478,206
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 2.401% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	7,818,275	7,308,242
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.047%, 5/25/2045 (Acquired 6/27/2017, Cost $735,320) (f)(g)(h)	18,750,109	752,629
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 4A, 4.443%, 10/25/2036 (b)(f)	857,279	837,799
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 4.494%, 3/25/2033 (f)	53,408	53,135
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	59,547	57,558
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (c)	65,152	46,180
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1, 4.685%, 9/25/2035 (f)(j)	14,327,322	13,212,771
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/2037 (b)(f)	2,914,955	2,897,555
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (b)(f)	7,000,000	6,943,615
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	4,394,367	3,232,821
Toorak Mortgage Ltd., Series 2018-1, Class A1, 4.336%, 8/25/2021 (b)	9,000,000	9,021,204
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.893%, 5/11/2063 (Acquired 5/7/2013, Cost $6,140,700) (b)(f)(h)	7,000,000	4,813,613
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (b)(f)	960,601	954,807
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.531% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	600,376	604,245
Velocity Commercial Capital Loan Trust, Series 2017-2, Class AFX, 3.070%, 11/25/2047 (b)(f)	5,587,139	5,496,007
Velocity Commercial Capital Loan Trust, Series 2018-1, Class A, 3.590%, 4/25/2048 (b)	4,586,872	4,553,704
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (b)	4,255,588	4,217,645
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (b)	1,456,884	1,443,332
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (b)	860,015	853,387
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (b)	841,966	833,815
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (b)	1,800,000	1,801,881
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (b)(f)	12,928,810	12,805,054
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (b)(d)	8,711,571	8,624,724
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, 1/25/2058 (b)(f)	3,870,375	3,872,636
Verus Securitization Trust, Series 2018-1, Class A2, 3.031%, 1/25/2058 (b)(f)	938,081	938,612
Verus Securitization Trust, Series 2018-INV1, Class B1, 4.553%, 3/25/2058 (b)	9,443,551	9,400,073
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (b)(f)	6,700,000	6,707,015
VMC Finance LLC, Series 2018-FL1, Class D, 5.690% (1 Month LIBOR USD + 3.400%), 3/16/2035 (a)(b)	4,500,000	4,552,583
VMC Finance LLC, Series 2018-FL1, Class C, 4.540% (1 Month LIBOR USD + 2.250%), 4/15/2035 (a)(b)	6,750,000	6,807,375
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.790%, 2/15/2051 (f)	7,000,000	1,422,778
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 2.431% (1 Month LIBOR USD + 0.150%), 8/25/2036 (a)	30,094,602	17,860,213
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.521% (1 Month LIBOR USD + 0.240%), 8/25/2036 (a)	3,537,792	2,166,784
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 2.361% (1 Month LIBOR USD + 0.080%), 1/25/2037 (a)	11,581,572	7,953,575
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.461% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	3,967,638	2,694,963
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.337%, 7/25/2046 (f)(g)	26,222,488	292,119
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	92,850	92,903
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.957%, 6/25/2034 (f)	1,605,592	1,562,655
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4, Class A5, 3.717%, 4/25/2035 (f)	1,530,689	1,538,659
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 3.468%, 12/25/2035 (f)	28,863,461	29,054,076
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.520%, 1/25/2036 (f)	33,055,289	33,260,695
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.876%, 10/25/2036 (f)	5,115,077	4,945,165
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.275%, 11/25/2036 (f)	1,676,793	1,598,166
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 3.275%, 11/25/2036 (f)	312,121	289,686
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.579%, 6/25/2037 (f)	4,210,476	3,993,123
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.499%, 7/25/2044 (Acquired 10/17/2017, Cost $1,116,843) (f)(g)(h)	30,303,917	879,389
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 0.486%, 8/25/2045 (Acquired 8/16/2016 through 10/16/2018, Cost $3,563,280) (f)(g)(h)	74,050,189	2,073,035
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class X, 0.865%, 10/25/2045 (f)(g)	147,457,369	4,050,506
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.571% (1 Month LIBOR USD + 0.290%), 10/25/2045 (a)	3,049,363	2,977,727
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 0.957%, 11/25/2045 (f)(g)	48,630,829	2,556,328
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 2.691% (1 Month LIBOR USD + 0.410%), 12/25/2045 (a)	147,759	143,138
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 3.016% (12 Month US Treasury Average + 1.070%), 1/25/2046 (a)	2,679,606	2,605,035
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class 2A, 2.926% (12 Month US Treasury Average + 0.980%), 7/25/2046 (a)	4,068,754	3,838,641
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 0.695%, 8/25/2046 (f)(g)	10,618,132	354,943
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.515% (11th District Cost of Funds Index + 1.500%), 8/25/2046 (a)	8,466,894	7,793,311
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, 2.946% (12 Month US Treasury Average + 1.000%), 8/25/2046 (a)	5,396,207	5,032,157
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.515% (11th District Cost of Funds Index + 1.500%), 10/25/2046 (a)	2,069,098	1,953,319
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, 2.826% (12 Month US Treasury Average + 0.880%), 10/25/2046 (a)	7,654,513	7,015,820
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 2.664% (12 Month US Treasury Average + 0.820%), 12/25/2046 (a)	10,612,863	9,620,454
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 2.646% (12 Month US Treasury Average + 0.700%), 3/25/2047 (a)	7,485,378	6,834,075
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	4,271	3,753
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 2.681% (1 Month LIBOR USD + 0.400%), 6/25/2035 (a)	170,277	146,457
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 2.731% (1 Month LIBOR USD + 0.450%), 6/25/2035 (a)(j)	18,551,881	15,008,732
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 3CB, 6.500%, 8/25/2035	989,892	862,308
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.631% (1 Month LIBOR USD + 1.350%), 11/25/2035 (a)	3,258,957	2,492,030
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.541% (1 Month LIBOR USD + 0.260%), 12/25/2035 (a)	5,456,986	4,958,747
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 2.881% (1 Month LIBOR USD + 0.600%), 12/25/2035 (a)	3,919,629	3,460,162
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	3,957,188	3,538,704
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 2.531% (1 Month LIBOR USD + 0.250%), 2/25/2036 (a)	5,588,913	4,847,141
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	6,331,313	5,450,057
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 2.401% (1 Month LIBOR USD + 0.120%), 10/25/2036 (a)	13,771,231	7,517,853

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A3B, 4.540%, 10/25/2036 (d)	3,926,900	2,466,042
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A4, 4.540%, 10/25/2036 (d)	10,488,412	6,629,431
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.540%, 10/25/2036 (d)	9,732,770	6,495,884
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 2.451% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	18,115,224	16,281,619
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 2.371% (1 Month LIBOR USD + 0.090%), 2/25/2037 (a)	11,589,810	7,761,719
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 2.441% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	9,111,056	7,345,862
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 2.511% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	9,167,811	7,376,870
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	11,361,554	11,047,316
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 2.591% (1 Month LIBOR USD + 0.310%), 6/25/2037 (a)	2,570,905	2,329,901
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 2.916% (12 Month US Treasury Average + 0.970%), 5/25/2046 (a)	19,968,214	17,101,857
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 4A, 2.936% (12 Month US Treasury Average + 0.990%), 6/25/2046 (a)	4,796,260	4,118,712
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.336%, 10/25/2046 (f)(g)	24,030,991	840,652
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 2.796% (12 Month US Treasury Average + 0.850%), 10/25/2046 (a)(j)	22,036,011	18,839,468
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class CX2P, 0.484%, 11/25/2046 (f)(g)	62,140,180	723,685
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 2.776% (12 Month US Treasury Average + 0.830%), 11/25/2046 (a)	9,394,602	8,555,364
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA1, Class 2A, 2.666% (12 Month US Treasury Average + 0.720%), 12/25/2046 (a)	9,240,545	8,200,846
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 2.696% (12 Month US Treasury Average + 0.750%), 2/25/2047 (a)	22,320,043	20,068,308
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.265% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (a)	1,749,331	1,510,865
Washington Mutual Pass-Through Certificates Trust, Series 2005-AR1, Class X, 0.591%, 1/25/2045 (Acquired 8/29/2018 through 10/22/2018, Cost $1,568,191) (f)(g)(h)	72,544,902	1,614,995
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, 2.771% (1 Month LIBOR USD + 0.490%), 3/25/2037 (a)	2,402,300	1,933,213
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 2.821% (1 Month LIBOR USD + 0.540%), 3/25/2037 (a)	5,343,658	4,269,861
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	4,192,174	3,657,747
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	3,821,499	3,334,326
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 4.635%, 12/28/2037 (f)	6,889,102	6,783,051
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	93,622
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.435%, 12/17/2059 (f)	8,000,000	7,752,680
Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class A4, 4.442%, 9/16/2061	4,500,000	4,615,934
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	1,542	1,545
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 4.493%, 11/25/2033 (f)	13,321	13,116
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 4.003%, 3/25/2035 (f)	90,264	88,001
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	8,465	8,450
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.516%, 8/25/2036 (f)	542,207	521,998
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 4.605%, 9/25/2036 (f)	654,419	653,726
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.704%, 9/25/2036 (f)	977,788	979,803
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,469,705	1,406,268
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.648%, 10/25/2036 (f)	1,898,789	1,809,574
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A18, 6.000%, 7/25/2037	307,398	305,381
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A7, 6.000%, 7/25/2037	842,709	837,179
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A5, 6.000%, 7/25/2037	992,787	986,272
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A8, 6.000%, 7/25/2037 (d)	2,210,073	2,195,570
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	56,883	55,891
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (c)	21,112	17,365
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,757,598	1,725,212
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	50,831	40,891
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 5.300% (1 Month LIBOR USD + 3.020%), 11/15/2029 (a)(b)	6,427,417	6,369,718
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (f)	801,000	758,844
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.980%, 6/15/2046 (b)(f)	8,470,000	7,631,944
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (f)	2,000,000	1,918,704

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost — $5,015,010,224)		4,974,066,601

Corporate Obligations — 4.90%
Financial — 4.90%
Ambac Assurance Corp., 5.100%, 6/7/2020 (b)(j)	207,460	282,146
Ambac LSNI LLC, 7.396% (3 Month LIBOR USD + 5.000%), 2/12/2023 (a)(b)(j)	672,385	682,471
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (a)	4,000,000	4,039,083
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	5,000,000	5,050,339
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,020,731
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	8,000,000	8,129,317
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,645,041
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	9,000,000	9,269,760
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	6,000,000	5,904,668
Cadence BanCorp, 4.875%, 6/28/2019 (b)	200,000	200,162
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	11,500,000	11,764,411
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	6,250,000	6,333,453
Citadel LP, 5.375%, 1/17/2023 (b)	2,000,000	1,993,982
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (a)	10,125,000	10,283,245
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,212,289
Ellington Financial LLC, 5.250%, 9/1/2022	4,000,000	3,872,533
Empire Bancorp, Inc., 7.375%, 12/17/2025 (b)	7,500,000	7,733,567
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	16,000,000	16,003,184
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,015,564
Fifth Third Bank, 2.200%, 10/30/2020	1,500,000	1,467,793
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	4,000,000	4,020,430

First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)	2,000,000	2,005,645
First Busey Corp., 4.750% (3 Month London Interbank Bid Rate GBP + 2.919%), 5/25/2027 (a)	200,000	199,742
First Charter Capital Trust, 4.024% (3 Month LIBOR USD + 1.690%), 9/15/2035 (a)	4,000,000	3,910,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	8,737,899
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,500,000	1,469,953
First NBC Bank Holding Co., 5.750%, 2/18/2025 (Acquired 2/13/2015, Cost $13,500,000) (h)(l)(n)	13,500,000	2,700,000
First Priority Bank, 7.000%, 11/30/2025 (b)	6,000,000	6,165,797
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)	2,000,000	2,038,682
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (a)	1,500,000	1,423,162
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (a)	3,256,000	3,248,670
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)	5,700,000	5,762,112
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (b)	2,000,000	1,988,122
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (a)	950,000	972,621
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	1,500,000	1,544,727
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	5,000,000	5,069,590
JPMorgan Chase & Co., 2.843% (3 Month LIBOR USD + 0.500%), 2/1/2027 (a)	1,673,000	1,543,343
JPMorgan Chase & Co., 3.336% (3 Month LIBOR USD + 0.950%), 9/30/2034 (a)	3,400,000	3,017,500
KeyCorp Capital I, 3.136% (3 Month LIBOR USD + 0.740%), 7/1/2028 (a)	5,000,000	4,468,750
Kingstone Cos, Inc., 5.500%, 12/30/2022	3,000,000	2,998,432
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (a)	2,900,000	2,889,546
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	19,800,000	20,397,608
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	2,750,000	2,771,433
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,067,806
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	2,500,000	2,541,866
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,012,782
Midland States Bancorp, Inc., 6.500%, 6/18/2025	15,000,000	15,296,956
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	1,000,000	987,435
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,809,262
Noah Bank, 9.000%, 4/17/2025	4,500,000	4,725,151
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	6,500,000	6,777,285
Plaza Bancorp, 7.125%, 6/26/2025 (b)	5,000,000	5,214,881
PNC Bank NA, 2.600%, 7/21/2020	3,000,000	2,964,701
PNC Bank NA, 2.500%, 1/22/2021	1,300,000	1,275,537
PNC Bank NA, 2.450%, 7/28/2022	2,000,000	1,921,014
PotlatchDeltic Corp., 7.500%, 11/1/2019	750,000	777,157
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (a)	4,938,000	5,000,657
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(b)	4,000,000	4,175,660
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (b)	3,000,000	3,067,500
Renasant Corp., 8.500%, 6/27/2024 (b)	10,000,000	10,461,297
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (a)	6,500,000	6,515,689
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (a)	2,250,000	2,246,436
Southcoast Capital, 3.837%, 9/30/2035 (f)	4,000,000	3,760,000
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	1,024,848
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)	3,000,000	3,052,887
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	6,750,000	6,953,106
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (a)	5,021,000	5,146,525
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,827,538
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (a)	5,000,000	5,190,988
TIAA FSB Holdings, Inc., 4.329%, 1/7/2035 (f)	5,000,000	4,912,500
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)	6,500,000	6,419,702
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)	7,500,000	7,647,049
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (b)	3,000,000	2,992,500
Union Bankshares Corp., 5.000% (3 Month LIBOR USD + 3.175%), 12/15/2026 (a)	1,500,000	1,527,106
United Financial Bancorp, Inc., 5.750%, 10/1/2024	10,400,000	10,484,192
United Insurance Holdings Corp., 6.250%, 12/15/2027	7,000,000	7,153,768
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(b)	3,000,000	3,112,500
Wachovia Capital Trust II, 2.936% (3 Month LIBOR USD + 0.500%), 1/15/2027 (a)	4,000,000	3,650,000
Wells Fargo & Co., 2.150%, 1/30/2020	3,775,000	3,726,626
WSFS Cap Trust, 4.070%, 6/1/2035 (b)(f)	4,000,000	3,840,000
WT Holdings, Inc., 7.000%, 4/30/2023 (b)	2,700,000	2,716,875
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (a)	2,000,000	2,027,064

TOTAL CORPORATE OBLIGATIONS - (Cost — $368,259,419)		363,252,349

	Shares
Investment Companies — 1.64%
Affiliated Mutual Funds — 1.64%
Angel Oak Flexible Income Fund, Institutional Class	3,282,764	30,496,881
Angel Oak High Yield Opportunities Fund, Institutional Class	1,891,188	21,635,196
Angel Oak Ultrashort Bond Fund, Institutional Class	6,894,216	69,080,046

TOTAL INVESTMENT COMPANIES (Cost — $122,197,626)		121,212,123

	Principal Amount
Mortgage Backed Securities - U.S. Government Agency Issues — 7.36%
Federal Home Loan Mortgage Corp., Series KI01, Class A, 2.421% (1 Month LIBOR USD + 0.160%), 9/25/2022 (a)	7,473,667	7,481,978
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 11.061% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(b)	2,746,159	2,965,105
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 6.261% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(b)	1,879,292	1,939,211
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 6.781% (1 Month LIBOR USD + 4.500%), 2/26/2024 (a)	5,000,000	5,736,535
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 4.911% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(b)	4,492,171	4,512,440
Federal Home Loan Mortgage Corp., Series KF38, Class A, 2.591% (1 Month LIBOR USD + 0.330%), 9/25/2024 (a)	5,059,321	5,054,970
Federal Home Loan Mortgage Corp., Series 2017-K728, Class B, 3.647%, 9/25/2024 (b)(f)	6,000,000	5,750,460
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 4.461% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(b)	5,248,689	5,274,917
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 6.431% (1 Month LIBOR USD + 4.150%), 1/27/2025 (a)	4,009,436	4,288,112
Federal Home Loan Mortgage Corp., Series 2018-K731, Class B, 3.910%, 2/25/2025 (b)	8,750,000	8,436,544
Federal Home Loan Mortgage Corp., Series 2018-KF44, Class B, 4.411% (1 Month LIBOR USD + 2.150%), 2/25/2025 (a)(b)	4,496,231	4,561,652
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 6.087% (1 Month LIBOR USD + 3.800%), 3/25/2025 (a)	1,650,000	1,747,865
Federal Home Loan Mortgage Corp., Series KF51, Class A, 2.661% (1 Month LIBOR USD + 0.400%), 8/25/2025 (a)	5,499,221	5,511,254
Federal Home Loan Mortgage Corp., Series KF53, Class A, 0.000%, 10/25/2025 (f)	4,500,000	4,500,000
Federal Home Loan Mortgage Corp., Series Q005, Class A1, 2.497%, 12/25/2025	9,309,848	8,974,368
Federal Home Loan Mortgage Corp., Series KJ20, Class A2, 3.799%, 12/25/2025	4,785,000	4,855,225
Federal Home Loan Mortgage Corp., Series KF16, Class A, 2.891% (1 Month LIBOR USD + 0.630%), 3/25/2026 (a)	232,508	232,947
Federal Home Loan Mortgage Corp., Series 2017-KSW2, Class B, 4.911% (1 Month LIBOR USD + 2.650%), 5/25/2027 (a)(b)	7,941,733	7,896,990
Federal Home Loan Mortgage Corp., Series KW03, Class A2, 3.019%, 6/25/2027	7,000,000	6,658,930
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 4.811% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	3,129,229	3,177,441
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 5.011% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(b)	7,519,211	7,782,609
Federal Home Loan Mortgage Corp., Series 2017-K66, Class B, 4.036%, 7/25/2027 (b)(f)	7,250,000	7,055,823
Federal Home Loan Mortgage Corp., Series 2017-K67, Class B, 3.944%, 8/25/2027 (b)(f)	2,300,000	2,211,234
Federal Home Loan Mortgage Corp., Series 2017-K69, Class B, 3.726%, 9/25/2027 (b)(f)	500,000	470,848
Federal Home Loan Mortgage Corp., Series KGL1, Class AFL, 2.621% (1 Month LIBOR USD + 0.360%), 10/25/2027 (a)	8,657,343	8,668,156
Federal Home Loan Mortgage Corp., Series K070, Class X1, 0.327%, 11/25/2027 (f)(g)	60,873,318	1,591,107
Federal Home Loan Mortgage Corp., Series 2017-K71, Class B, 3.753%, 11/25/2027 (b)(f)	10,500,000	9,786,599
Federal Home Loan Mortgage Corp., Series 2017-K71, Class C, 3.753%, 11/25/2027 (b)(f)	2,600,000	2,416,328
Federal Home Loan Mortgage Corp., Series 2017-KF40, Class B, 4.961% (1 Month LIBOR USD + 2.700%), 11/25/2027 (a)(b)	3,464,062	3,513,810
Federal Home Loan Mortgage Corp., Series 2018-SB48, Class A10F, 3.370%, 2/25/2028 (f)	4,428,614	4,324,653
Federal Home Loan Mortgage Corp., Series 2018-K74, Class C, 4.091%, 2/25/2028 (b)(f)	7,000,000	6,453,335
Federal Home Loan Mortgage Corp., Series 2018-K74, Class B, 4.091%, 2/25/2028 (b)(f)	6,500,000	6,193,616
Federal Home Loan Mortgage Corp., Series 2018-SB49, Class A10F, 3.150%, 3/25/2028 (f)	8,985,693	8,654,867
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 4.931% (1 Month LIBOR USD + 2.650%), 3/27/2028 (a)	979,171	995,376
Federal Home Loan Mortgage Corp., Series 2018-K76, Class C, 4.205%, 4/25/2028 (b)(f)	8,000,000	7,463,798
Federal Home Loan Mortgage Corp., Series 2018-K77, Class C, 4.159%, 5/25/2028 (b)	8,750,000	8,129,446
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 5.081% (1 Month LIBOR USD + 2.800%), 5/25/2028 (a)	1,477,876	1,513,544
Federal Home Loan Mortgage Corp., Series KF48, Class A, 2.551% (1 Month LIBOR USD + 0.290%), 6/25/2028 (a)	8,750,000	8,694,856
Federal Home Loan Mortgage Corp., Series KF50, Class A, 2.681% (1 Month LIBOR USD + 0.400%), 7/25/2028 (a)	10,000,000	10,003,930
Federal Home Loan Mortgage Corp., Series 2018-K80, Class B, 4.229%, 7/25/2028 (b)(f)	2,750,000	2,661,942
Federal Home Loan Mortgage Corp., Series K081, Class A2, 3.900%, 8/25/2028	6,000,000	6,044,892
Federal Home Loan Mortgage Corp., Series K083, Class A2, 0.000%, 9/25/2028	5,475,000	5,575,056
Federal Home Loan Mortgage Corp., Series KF52, Class A, 2.681% (1 Month LIBOR USD + 0.420%), 9/25/2028 (a)	10,909,000	10,922,625
Federal Home Loan Mortgage Corp., Series K082, Class A2, 3.920%, 9/25/2028	17,000,000	17,140,488
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 5.031% (1 Month LIBOR USD + 2.750%), 9/25/2028 (a)	2,150,450	2,193,336
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 4.481% (1 Month LIBOR USD + 2.200%), 10/25/2028 (a)	1,868,372	1,888,169
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 6.131% (1 Month LIBOR USD + 3.850%), 3/26/2029 (a)	3,900,000	4,378,393
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M2, 5.731% (1 Month LIBOR USD + 3.450%), 10/25/2029 (a)	2,655,000	2,896,159
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 4.931% (1 Month LIBOR USD + 2.650%), 12/26/2029 (a)	4,500,000	4,690,008
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.631% (1 Month LIBOR USD + 2.350%), 4/25/2030 (a)	6,334,000	6,476,021
Federal Home Loan Mortgage Corp., Series K156, Class A2, 3.700%, 1/25/2033	2,500,000	2,464,295
Federal Home Loan Mortgage Corp., Series 2018-SB48, Class A5H, 3.130% (1 Month LIBOR USD + 3.130%), 1/25/2038 (a)	4,481,654	4,454,083
Federal Home Loan Mortgage Corp., Series 2018-SB53, Class A5H, 2.970% (1 Month LIBOR USD + 2.970%), 5/25/2038 (a)	5,298,645	5,212,336
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	1,442,430	1,429,489
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.789%, 8/25/2046 (f)	6,407,072	6,299,569
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.865%, 5/25/2047 (b)(f)	7,397,863	7,413,961
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.739%, 9/25/2049 (b)(f)	5,000,000	4,755,305
Federal Home Loan Mortgage Corp., Series 2017-K724, Class B, 3.487%, 12/25/2049 (b)(f)	1,500,000	1,440,987
Federal Home Loan Mortgage Corp., Series 2017-K61, Class B, 3.683%, 12/25/2049 (b)(f)	6,250,000	5,920,887
Federal Home Loan Mortgage Corp., Series 2017-K62, Class B, 3.875%, 1/25/2050 (b)(f)	7,940,000	7,673,827
Federal Home Loan Mortgage Corp., Series 2017-K65, Class B, 4.073%, 7/25/2050 (b)(f)	6,000,000	5,836,817
Federal Home Loan Mortgage Corp., Series 2018-K79, Class C, 4.211%, 7/25/2051 (b)(f)	4,400,000	4,132,726
Federal National Mortgage Association, Series 2016-M6, Class ASQ2, 1.785%, 6/25/2019	305,155	302,968
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 7.281% (1 Month LIBOR USD + 5.000%), 11/25/2024 (a)	3,281,441	3,672,021
Federal National Mortgage Association, Series 2018-M12, Class FA3, 2.769% (1 Month LIBOR USD + 0.700%), 6/25/2025 (a)	19,441,049	19,426,488
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 7.281% (1 Month LIBOR USD + 5.000%), 7/25/2025 (a)	2,930,759	3,330,359
Federal National Mortgage Association, Series 2018-M12, Class FA, 2.469% (1 Month LIBOR USD + 0.400%), 8/25/2025 (a)	5,396,821	5,393,847
Federal National Mortgage Association, Pool AN4145, 3.000%, 1/1/2027	12,649,993	12,170,887
Federal National Mortgage Association, Pool AN4289, 3.170%, 1/1/2027	15,969,247	15,368,500
Federal National Mortgage Association, Series 2017-T1, Class A, 2.898%, 6/25/2027	16,981,128	16,004,221
Federal National Mortgage Association, Pool AN7384, 2.880%, 12/1/2027	10,000,000	9,383,660
Federal National Mortgage Association, Pool AN7838, 3.020%, 12/1/2027	7,522,000	7,248,681
Federal National Mortgage Association, Series 2018-M1, Class A2, 2.986%, 12/25/2027 (f)	22,000,000	20,696,566
Federal National Mortgage Association, Series 2013-24, Class LC, 1.500%, 3/25/2028	7,187,808	6,808,356
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 7.831% (1 Month LIBOR USD + 5.550%), 4/25/2028 (a)	3,132,981	3,537,214

Federal National Mortgage Association, Pool AN8506, 3.410%, 5/1/2028	9,000,000	8,681,166
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028 (f)	11,500,000	11,146,628
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.731% (1 Month LIBOR USD + 1.450%), 1/25/2029 (a)	2,072,879	2,088,179
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 6.731% (1 Month LIBOR USD + 4.450%), 1/25/2029 (a)	5,000,000	5,558,335
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 3.581% (1 Month LIBOR USD + 1.300%), 4/25/2029 (a)	4,368,959	4,405,029
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 3.431% (1 Month LIBOR USD + 1.150%), 9/25/2029 (a)	1,370,917	1,378,256
Federal National Mortgage Association, Pool BM4162, 3.202%, 10/1/2029	10,575,890	10,110,773
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 5.281% (1 Month LIBOR USD + 3.000%), 10/25/2029 (a)	5,000,000	5,342,030
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 3.131% (1 Month LIBOR USD + 0.850%), 11/26/2029 (a)	2,376,445	2,384,461
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 5.131% (1 Month LIBOR USD + 2.850%), 11/26/2029 (a)	5,000,000	5,242,565
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 4.481% (1 Month LIBOR USD + 2.200%), 1/25/2030 (a)	3,000,000	3,076,380
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 4.781% (1 Month LIBOR USD + 2.500%), 5/28/2030 (a)	6,750,000	6,929,300
Federal National Mortgage Association, Series 2018-C01, Class 1M2, 4.531% (1 Month LIBOR USD + 2.250%), 7/25/2030 (a)	3,212,500	3,248,856
Federal National Mortgage Association, Series 2018-C02, Class 2M1, 2.931% (1 Month LIBOR USD + 0.650%), 8/26/2030 (a)	3,668,491	3,673,516
Federal National Mortgage Association, Series 2018-C02, Class 2M2, 4.481% (1 Month LIBOR USD + 2.200%), 8/26/2030 (a)	1,450,000	1,452,424
Federal National Mortgage Association, Series 2018-C02, Class 2B1, 6.281% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)	8,500,000	8,554,536
Federal National Mortgage Association, Series 2018-C03, Class 1M2, 4.431% (1 Month LIBOR USD + 2.150%), 10/25/2030 (a)	1,185,574	1,185,882
Federal National Mortgage Association, Series 2018-C05, Class 1M2, 4.631% (1 Month LIBOR USD + 2.350%), 1/27/2031 (a)	1,760,735	1,765,443
Federal National Mortgage Association, Series 2018-C06, Class 1M2, 4.281% (1 Month LIBOR USD + 2.000%), 3/25/2031 (a)	1,774,386	1,754,360
Federal National Mortgage Association, Series 2018-C06, Class 2M2, 4.377% (1 Month LIBOR USD + 2.100%), 3/25/2031 (a)	5,500,000	5,438,647
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (g)	7,497,514	949,043
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (g)	4,370,842	513,417

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost — $548,192,598)		545,605,244

	Shares
Preferred Stocks — 0.18%
Financial — 0.05%
Morgan Stanley	130,497	2,806,990
Wells Fargo & Co.	23,990	566,884

		3,373,874

Real Estate Investment Trust — 0.13%
Ready Capital Corp., 6.500%, 4/30/2021	228,000	5,779,800
Sotherly Hotels LP, 7.250%, 2/15/2021	120,000	3,060,000
TriState Capital Holdings, Inc.	40,000	1,050,000

		9,889,800

TOTAL PREFERRED STOCKS (Cost — $13,181,416)		13,263,674

	Principal Amount
Whole Loans — 0.57%
Federal Home Loan Mortgage Corp., 4.625%, 06/25/2048 (Acquired 7/30/2018, Cost $541,568) (h)	538,107	518,455
Federal Home Loan Mortgage Corp., 4.625%, 06/20/2048 (Acquired 7/30/2018, Cost $477,382) (h)	474,772	457,433
Federal Home Loan Mortgage Corp., 5.375%, 06/12/2048 (Acquired 7/30/2018, Cost $648,991) (h)	645,297	640,995
Federal Home Loan Mortgage Corp., 4.990%, 06/13/2048 (Acquired 7/30/2018, Cost $478,959) (h)	469,365	467,155
Federal Home Loan Mortgage Corp., 4.625%, 06/29/2048 (Acquired 7/30/2018, Cost $681,650) (h)	677,249	654,208
Federal National Mortgage Association, 4.990%, 05/19/2048 (Acquired 7/30/2018, Cost $614,542) (h)	605,795	599,914
Federal National Mortgage Association, 4.750%, 05/25/2048 (Acquired 7/30/2018, Cost $726,954) (h)	718,268	713,090
Federal National Mortgage Association, 4.875%, 06/05/2048 (Acquired 7/30/2018, Cost $689,473) (h)	677,083	673,641
Federal National Mortgage Association, 5.250%, 06/01/2048 (Acquired 7/30/2018, Cost $488,413) (h)	484,320	481,091
Federal National Mortgage Association, 4.990%, 06/05/2048 (Acquired 7/30/2018, Cost $538,222) (h)	528,096	524,289
Federal National Mortgage Association, 5.250%, 06/07/2048 (Acquired 7/30/2018, Cost $662,986) (h)	652,995	653,539
Federal National Mortgage Association, 5.000%, 06/02/2048 (Acquired 7/30/2018, Cost $593,499) (h)	582,882	573,581
Federal National Mortgage Association, 5.375%, 06/01/2048 (Acquired 7/30/2018, Cost $686,083) (h)	678,123	673,603
Federal National Mortgage Association, 4.750%, 06/28/2048 (Acquired 7/30/2018, Cost $686,126) (h)	677,936	674,744
Federal National Mortgage Association, 4.625%, 06/11/2048 (Acquired 7/30/2018, Cost $682,303) (h)	677,015	653,983
Federal National Mortgage Association, 4.625%, 06/26/2048 (Acquired 7/30/2018, Cost $526,045) (h)	522,039	502,974
Federal National Mortgage Association, 4.875%, 06/18/2048 (Acquired 7/30/2018, Cost $543,378) (h)	539,193	527,892
Federal National Mortgage Association, 5.250%, 06/05/2048 (Acquired 7/30/2018, Cost $531,376) (h)	526,422	522,912
Federal National Mortgage Association, 5.250%, 05/25/2048 (Acquired 7/30/2018, Cost $571,994) (h)	565,040	561,980
Federal National Mortgage Association, 5.250%, 06/15/2048 (Acquired 7/30/2018, Cost $664,923) (h)	669,677	655,168
Federal National Mortgage Association, 5.250%, 06/01/2048 (Acquired 7/30/2018, Cost $592,000) (h)	583,655	584,141
Federal National Mortgage Association, 5.125%, 06/14/2048 (Acquired 7/30/2018, Cost $582,502) (h)	579,806	563,306
Federal National Mortgage Association, 4.990%, 06/08/2048 (Acquired 7/30/2018, Cost $655,558) (h)	645,439	635,139
Federal National Mortgage Association, 5.375%, 06/02/2048 (Acquired 7/30/2018, Cost $615,073) (h)	606,135	602,852
Federal National Mortgage Association, 4.500%, 05/25/2048 (Acquired 7/30/2018, Cost $647,987) (h)	646,276	622,674
Federal National Mortgage Association, 4.625%, 06/25/2048 (Acquired 7/30/2018, Cost $613,587) (h)	617,154	586,129
Federal National Mortgage Association, 4.750%, 06/25/2048 (Acquired 7/30/2018, Cost $628,028) (h)	623,999	617,941
Federal National Mortgage Association, 4.875%, 06/27/2048 (Acquired 7/30/2018, Cost $691,189) (h)	677,769	674,323
Federal National Mortgage Association, 4.990%, 06/16/2048 (Acquired 7/30/2018, Cost $615,202) (h)	606,453	600,566
Federal National Mortgage Association, 4.625%, 06/18/2048 (Acquired 7/30/2018, Cost $518,911) (h)	517,803	497,598
Federal National Mortgage Association, 5.125%, 05/24/2048 (Acquired 7/30/2018, Cost $533,640) (h)	523,039	514,693
Federal National Mortgage Association, 4.875%, 06/18/2048 (Acquired 7/30/2018, Cost $469,571) (h)	464,453	459,944
Federal National Mortgage Association, 4.500%, 05/29/2048 (Acquired 7/30/2018, Cost $523,080) (h)	522,918	505,128
Federal National Mortgage Association, 4.750%, 06/14/2048 (Acquired 7/30/2018, Cost $668,853) (h)	665,318	654,701
Federal National Mortgage Association, 4.990%, 05/31/2048 (Acquired 7/30/2018, Cost $509,968) (h)	510,143	494,350
Federal National Mortgage Association, 5.375%, 05/25/2048 (Acquired 7/30/2018, Cost $652,009) (h)	647,804	634,578

RIPCO, 7.490%, 12/01/2018 (Acquired 7/13/2018, Cost $136,053) (h)	135,700	135,768
RIPCO, 8.490%, 12/01/2018 (Acquired 7/13/2018, Cost $111,231) (h)	110,943	110,998
RIPCO, 8.490%, 04/01/2019 (Acquired 7/13/2018, Cost $207,047) (h)	206,250	206,848
RIPCO, 7.490%, 04/01/2019 (Acquired 7/13/2018, Cost $195,008) (h)	194,255	194,974
RIPCO, 7.990%, 12/01/2018 (Acquired 7/13/2018, Cost $212,050) (h)	211,500	211,606
RIPCO, 7.990%, 01/01/2019 (Acquired 7/13/2018, Cost $213,957) (h)	213,250	213,506
RIPCO, 11.490%, 04/01/2019 (Acquired 7/13/2018, Cost $103,997) (h)	103,600	103,983
RIPCO, 7.990%, 12/01/2018 (Acquired 7/13/2018, Cost $150,390) (h)	150,000	150,075
RIPCO, 8.990%, 04/01/2019 (Acquired 7/13/2018, Cost $242,432) (h)	241,500	242,394
RIPCO, 7.990%, 03/01/2019 (Acquired 7/13/2018, Cost $133,998) (h)	133,500	133,887
RIPCO, 7.490%, 12/01/2018 (Acquired 7/13/2018, Cost $230,057) (h)	229,460	229,575
RIPCO, 9.490%, 01/01/2019 (Acquired 7/13/2018, Cost $162,937) (h)	162,400	162,595
RIPCO, 8.990%, 12/01/2018 (Acquired 7/13/2018, Cost $257,164) (h)	256,500	256,628
RIPCO, 8.490%, 12/01/2018 (Acquired 7/13/2018, Cost $150,391) (h)	150,002	150,077
RIPCO, 9.490%, 04/01/2019 (Acquired 7/13/2018, Cost $108,918) (h)	108,500	108,901
RIPCO, 9.490%, 11/01/2018 (Acquired 7/13/2018, Cost $434,950) (h)	434,950	434,907
RIPCO, 8.490%, 04/01/2019 (Acquired 7/13/2018, Cost $194,248) (h)	193,500	194,216
RIPCO, 6.990%, 12/01/2018 (Acquired 7/13/2018, Cost $238,120) (h)	237,500	237,619
RIPCO, 7.990%, 12/01/2018 (Acquired 7/13/2018, Cost $167,339) (h)	166,905	166,988
RIPCO, 11.990%, 12/01/2018 (Acquired 7/13/2018, Cost $215,049) (h)	214,500	214,607
RIPCO, 8.490%, 12/01/2018 (Acquired 7/13/2018, Cost $80,458) (h)	80,250	80,290
RIPCO, 11.490%, 12/01/2018 (Acquired 7/13/2018, Cost $85,516) (h)	85,297	85,340
RIPCO, 7.490%, 12/01/2018 (Acquired 7/13/2018, Cost $209,294) (h)	208,750	208,854
RIPCO, 8.490%, 12/01/2018 (Acquired 7/13/2018, Cost $251,902) (h)	251,250	251,225
RIPCO, 11.000%, 01/01/2019 (Acquired 7/13/2018, Cost $89,901) (h)	89,605	89,713
RIPCO, 9.490%, 12/01/2018 (Acquired 7/13/2018, Cost $133,845) (h)	133,500	133,567
RIPCO, 6.990%, 12/01/2018 (Acquired 7/13/2018, Cost $164,030) (h)	163,603	163,685
RIPCO, 7.490%, 12/01/2018 (Acquired 7/13/2018, Cost $185,381) (h)	184,900	184,992
RIPCO, 9.490%, 03/01/2019 (Acquired 7/13/2018, Cost $151,059) (h)	150,500	150,936
RIPCO, 7.490%, 03/01/2019 (Acquired 7/13/2018, Cost $160,814) (h)	160,215	160,680
RIPCO, 9.490%, 04/01/2019 (Acquired 7/13/2018, Cost $221,350) (h)	220,500	221,316
RIPCO, 9.490%, 12/01/2018 (Acquired 7/13/2018, Cost $204,026) (h)	203,500	203,602
RIPCO, 8.990%, 01/01/2019 (Acquired 7/13/2018, Cost $96,185) (h)	95,868	95,983
RIPCO, 7.490%, 04/01/2019 (Acquired 7/13/2018, Cost $1,613,026) (h)	1,606,800	1,612,745
RIPCO, 8.990%, 11/01/2018 (Acquired 7/13/2018, Cost $242,110) (h)	242,110	242,086
RIPCO, 7.490%, 03/01/2019 (Acquired 7/13/2018, Cost $337,005) (h)	335,750	336,724
RIPCO, 8.490%, 03/01/2019 (Acquired 7/13/2018, Cost $724,187) (h)	721,500	723,592
RIPCO, 8.990%, 12/01/2018 (Acquired 7/13/2018, Cost $554,432) (h)	553,000	553,276
RIPCO, 8.490%, 01/01/2019 (Acquired 7/13/2018, Cost $665,420) (h)	663,224	664,020
RIPCO, 6.990%, 03/01/2019 (Acquired 7/13/2018, Cost $304,336) (h)	303,200	304,079
RIPCO, 6.990%, 12/01/2018 (Acquired 7/13/2018, Cost $463,205) (h)	462,000	462,231
RIPCO, 7.990%, 03/01/2019 (Acquired 7/13/2018, Cost $414,642) (h)	413,100	414,298
RIPCO, 6.990%, 01/01/2019 (Acquired 7/13/2018, Cost $348,115) (h)	346,963	347,379
RIPCO, 9.490%, 01/01/2019 (Acquired 7/13/2018, Cost $374,474) (h)	373,240	373,688
RIPCO, 7.490%, 01/01/2019 (Acquired 7/13/2018, Cost $541,038) (h)	539,250	539,897
RIPCO, 9.990%, 12/01/2018 (Acquired 7/13/2018, Cost $1,320,898) (h)	1,317,500	1,318,159
RIPCO, 9.490%, 12/01/2018 (Acquired 7/13/2018, Cost $1,710,183) (h)	1,705,775	1,706,628
RIPCO, 8.490%, 12/01/2018 (Acquired 7/13/2018, Cost $1,090,321) (h)	1,087,500	1,088,044
RIPCO, 7.490%, 04/01/2019 (Acquired 7/13/2018, Cost $1,651,374) (h)	1,645,000	1,651,087
RIPCO, 8.990%, 11/01/2018 (Acquired 7/13/2018, Cost $261,800) (h)	261,800	261,774
RIPCO, 6.990%, 12/01/2018 (Acquired 7/13/2018, Cost $89,483) (h)	89,250	89,295
RIPCO, 9.990%, 11/01/2018 (Acquired 7/13/2018, Cost $76,807) (h)	76,807	76,799
RIPCO, 8.990%, 11/01/2018 (Acquired 7/13/2018, Cost $56,250) (h)	56,250	56,244
RIPCO, 7.990%, 11/01/2018 (Acquired 7/13/2018, Cost $84,800) (h)	84,800	84,792
RIPCO, 8.490%, 11/01/2018 (Acquired 7/13/2018, Cost $145,600) (h)	145,600	145,585
RIPCO, 7.490%, 11/01/2018 (Acquired 7/13/2018, Cost $176,250) (h)	176,250	176,232
RIPCO, 7.990%, 11/01/2018 (Acquired 7/13/2018, Cost $136,900) (h)	136,900	136,886
RIPCO, 9.490%, 11/01/2018 (Acquired 7/13/2018, Cost $123,099) (h)	123,099	123,087
RIPCO, 8.490%, 11/01/2018 (Acquired 7/13/2018, Cost $244,000) (h)	244,000	243,976
RIPCO, 8.490%, 11/01/2018 (Acquired 7/13/2018, Cost $141,000) (h)	141,000	140,986
RIPCO, 8.990%, 11/01/2018 (Acquired 7/13/2018, Cost $196,000) (h)	196,000	195,980
RIPCO, 8.490%, 02/01/2019 (Acquired 7/13/2018, Cost $303,902) (h)	302,800	303,496
RIPCO, 8.490%, 11/01/2018 (Acquired 7/13/2018, Cost $250,300) (h)	250,300	250,275
RIPCO, 7.990%, 11/01/2018 (Acquired 7/13/2018, Cost $114,025) (h)	114,025	114,014
RIPCO, 8.490%, 11/01/2018 (Acquired 7/13/2018, Cost $140,295) (h)	140,295	140,281
RIPCO, 7.990%, 11/01/2018 (Acquired 7/13/2018, Cost $102,037) (h)	102,037	102,027
RIPCO, 7.990%, 03/01/2019 (Acquired 7/13/2018, Cost $84,394) (h)	84,150	84,394

TOTAL WHOLE LOANS (Cost — $42,461,573)		41,933,101

	Shares
Short-Term Investments — 0.01%
Money Market Funds — 0.01%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.060% (o)	400,054	400,054

TOTAL SHORT-TERM INVESTMENTS (Cost — $400,054)		400,054

TOTAL INVESTMENTS — 103.02% (Cost — $7,702,515,106)		7,633,770,665
Liabilities in Excess of Other Assets — (3.02%)		(223,547,202)

NET ASSETS — 100.00%		$7,410,223,463

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2018.

(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2018, the value of these securities amounted to $2,654,948,951 or 35.83% of net assets.

(c)	Principal Only Security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2018.
(e)	Security issued on a when-issued basis. On October 31, 2018, the total value of investments purchased on a when-issued basis was $10,880,417 or 0.15% of net assets.
(f)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2018.
(g)	Interest Only Security.
(h)	Illiquid Security. At October 31, 2018, the value of these securities amounted to $188,115,222 or 2.54% of net assets.
(i)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2018.
(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2018, the value of securities pledged amounted to $537,419,901.
(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	As of October 31, 2018, the Fund has fair valued these securities. The value of these securities amounted to $43,791,280 or 0.59% of net assets. Value determined using significant unobservable inputs.
(m)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2018, the value of securities pledged amounted to $10,033,699.
(n)	Non-income producing security. Item identified as in default as to the payment of interest.
(o)	Rate disclosed is the seven day yield as of October 31, 2018.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Open Futures Contracts

October 31, 2018 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Long (Short) Contracts	Notional Value	Unrealized Appreciation (Depreciation)
90 Day Euro$ Future	December 2018	(2,317)	$(563,320,625)	$652,937
90 Day Euro$ Future	March 2019	(1,517)	(368,270,713)	249,540

				$902,477

Long Futures Contracts
3 Year ERIS Aged Standard Swap Future	June 2020	227	23,514,726	438,193
5 Year ERIS Aged Standard Swap Future	September 2020	846	83,128,298	1,782,182
3 Year ERIS Aged Standard Swap Future	December 2020	173	17,576,731	377,828
5 Year ERIS Aged Standard Swap Future	December 2020	661	66,213,560	3,281,523
3 Year ERIS Aged Standard Swap Future	March 2021	526	54,391,556	742,364
4 Year ERIS Aged Standard Swap Future	March 2021	27	2,805,681	97,375
5 Year ERIS Aged Standard Swap Future	March 2021	52	5,242,208	114,759
3 Year ERIS Aged Standard Swap Future	June 2021	1,395	144,538,042	293,090
4 Year ERIS Aged Standard Swap Future	June 2021	33	3,478,378	78,405
5 Year ERIS Aged Standard Swap Future	June 2021	115	11,663,196	609,235
3 Year ERIS Aged Standard Swap Future	September 2021	929	95,109,719	287,650
4 Year ERIS Aged Standard Swap Future	September 2021	490	50,462,454	359,268
3 Year ERIS Aged Standard Swap Future	December 2021	336	33,987,072	51,019
5 Year ERIS Aged Standard Swap Future	December 2021	6	630,098	22,079
4 Year ERIS Aged Standard Swap Future	March 2022	312	32,376,521	337,737
4 Year ERIS Aged Standard Swap Future	June 2022	1,572	164,902,957	1,151,016
5 Year ERIS Aged Standard Swap Future	September 2022	117	12,172,247	292,903
4 Year ERIS Aged Standard Swap Future	December 2022	29	2,944,428	11,667
5 Year ERIS Aged Standard Swap Future	December 2022	36	3,718,516	173,689
7 Year ERIS Aged Standard Swap Future	December 2022	83	8,354,838	316,460
5 Year ERIS Aged Standard Swap Future	June 2023	1,076	112,972,576	818,406
7 Year ERIS Aged Standard Swap Future	September 2024	55	5,748,281	23,979
10 Year ERIS Aged Standard Swap Future	December 2024	529	49,427,115	464,730
10 Year ERIS Aged Standard Swap Future	September 2025	304	29,773,730	1,281,894
7 Year ERIS Aged Standard Swap Future	December 2025	5	514,129	1,604
10 Year ERIS Aged Standard Swap Future	December 2025	40	4,037,028	133,176
10 Year ERIS Aged Standard Swap Future	June 2026	203	21,202,376	270,245
10 Year ERIS Aged Standard Swap Future	September 2026	218	22,920,367	333,463
10 Year ERIS Aged Standard Swap Future	December 2026	65	7,158,645	321,650
10 Year ERIS Aged Standard Swap Future	March 2027	637	70,432,963	2,265,610
10 Year ERIS Aged Standard Swap Future	June 2027	244	27,645,542	283,836
10 Year ERIS Aged Standard Swap Future	September 2027	403	42,316,934	398,313
10 Year ERIS Aged Standard Swap Future	December 2027	139	14,660,552	115,900
10 Year ERIS Aged Standard Swap Future	March 2028	287	31,006,418	321,115
10 Year ERIS Aged Standard Swap Future	June 2028	398	43,088,356	68,321
10 Year ERIS Aged Standard Swap Future	September 2028	190	20,203,821	(50,215)
10 Year ERIS Aged Standard Swap Future	December 2028	75	7,672,035	59,889

Total				$17,930,358

Long/Short Total				$18,832,835

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Open Reverse Repurchase Agreements

October 31, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	4.210%	10/1/2018	11/1/2018	$4,864,572	$4,847,000

					$4,847,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Flexible Income Fund

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations — 8.21%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	$3,725,000	$3,780,875
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)	6,666,000	6,566,010

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost — $10,391,000)		10,346,885

Collateralized Loan Obligations — 5.53%
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 9.695% (3 Month LIBOR USD + 7.250%), 7/18/2028 (a)(d)	2,000,000	2,019,754
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.695% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(d)	2,000,000	1,990,398
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.767% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)	2,000,000	1,970,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.447% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)	1,000,000	985,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $7,028,070)		6,965,152

	Shares
Common Stocks — 2.88%
Financial — 2.88%
Atlantic Capital Bancshares, Inc. (e)	21,116	318,218
Central Valley Community Bancorp	8,335	168,700
Chemung Financial Corp.	5,884	255,778
Codorus Valley Bancorp, Inc.	8,491	222,887
Community Financial Corp.	9,407	283,621
Community West Bancshares	21,926	242,063
Eagle Bancorp Montana, Inc.	13,161	216,499
Entegra Financial Corp. (e)	9,391	213,082
ESSA Bancorp, Inc.	10,400	167,960
Financial Institutions, Inc.	8,528	243,474
First Bank	22,605	268,547
First United Corp.	16,061	289,098
Pathfinder Bancorp, Inc.	11,618	178,046
Sandy Spring Bancorp, Inc.	7,230	257,027
Severn Bancorp, Inc.	16,361	136,942
Summit Financial Group, Inc.	7,793	164,432

TOTAL COMMON STOCKS (Cost — $3,999,521)		3,626,374

	Principal Amount
Corporate Obligations — 77.78%
Financial — 77.78%
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (d)	1,000,000	990,464
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,960,000	2,988,921
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	2,000,000	2,020,136
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(d)	2,605,000	2,632,002
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	1,997,867
BankUnited, Inc., 4.875%, 11/17/2025	1,719,000	1,738,919
BNC Bancorp, 5.500% (3 Month LIBOR USD + 3.590%), 10/1/2024 (d)	1,200,000	1,212,848
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	1,968,222
Capital One Financial Corp., 3.200%, 1/30/2023	1,000,000	967,385
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (d)	2,600,000	2,640,636
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	1,909,706
Cullen/Frost Capital Trust II, 3.871% (3 Month LIBOR USD + 1.550%), 3/1/2034 (d)	825,000	752,499
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	653,164
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	3,000,000	3,009,339
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (d)	2,000,000	2,000,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,027,988
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	3,000,000	2,939,905
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(d)	2,250,000	2,213,805
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (d)	2,000,000	2,038,682

Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (d)	1,000,000	948,774
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (d)	1,844,000	1,839,849
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.365%), 6/1/2027 (d)	2,000,000	1,986,065
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	2,000,000	1,988,122
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	2,600,000	2,661,911
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,735,761
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,574,546
Kingstone Cos, Inc., 5.500%, 12/30/2022	1,750,000	1,749,085
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,137,267
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,030,182
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	2,000,000	2,015,588
MB Financial Bank NA, 4.000% (3 Month LIBOR USD + 1.873%), 12/1/2027 (d)	2,800,000	2,753,495
Metropolitan Bank Holding Corp.,6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,215,338
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	987,435
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	201,029
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	2,000,000	2,010,291
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,207,165
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,862,000	1,885,627
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(d)	2,800,000	2,922,962
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	2,000,000	2,045,000
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (d)	1,000,000	1,002,414
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(d)	2,800,000	2,788,308
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (d)	2,000,000	1,996,832
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(d)	1,250,000	1,242,629
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	1,000,000	1,024,848
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,044,308
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (d)	1,490,000	1,546,914
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (d)	2,500,000	2,469,116
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	1,250,000	1,246,875
United Insurance Holdings Corp., 6.250%, 12/15/2027	3,000,000	3,065,900
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(d)	2,000,000	2,075,000
Wachovia Capital Trust II, 2.936% (3 Month LIBOR USD + 0.500%), 1/15/2027 (d)	1,000,000	912,500
Wells Fargo & Co., 2.625%, 7/22/2022	1,000,000	960,143
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	2,000,000	2,012,500
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (d)	2,000,000	2,027,064

TOTAL CORPORATE OBLIGATIONS - (Cost — $98,184,465)		98,013,331

	Shares
Short-Term Investments — 2.46%
Money Market Funds — 2.46%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.060% (f)	3,098,523	3,098,523

TOTAL SHORT-TERM INVESTMENTS (Cost — $3,098,523)		3,098,523

TOTAL INVESTMENTS — 96.86% (Cost — $122,701,579)		122,050,265
Other Assets in Excess of Liabilities — 3.14%		3,951,399

NET ASSETS — 100.00%		$126,001,664

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2018, the value of these securities amounted to $52,664,800 or 41.80% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2018.
(c)	Illiquid security. At October 31, 2018, the value of these securities amounted to $6,566,010 or 5.21% of net assets.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2018.
(e)	Non-income producing security.
(f)	Rate disclosed is the seven day yield as of October 31, 2018.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations — 7.86%
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.469% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	$500,000	$501,620
Garrison Funding Ltd., Series 2016-1A, Class D, 9.119% (3 Month LIBOR USD + 6.650%), 10/20/2028 (a)(b)	500,000	500,217
LCM XXI LP, Series 21A, Class ER, 8.219% (3 Month LIBOR USD + 5.750%), 4/20/2028 (a)(b)	500,000	499,977
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.809% (3 Month LIBOR USD + 7.340%), 1/20/2029 (a)(b)	500,000	504,693
MMCF CLO LLC, Series 2017-1A, Class D, 8.816% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $495,000) (a)(b)(c)	500,000	494,792
Venture XXIII Ltd., Series 2016-23A, Class ER, 8.400% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	997,433
West CLO Ltd., Series 2014-1A, Class D, 7.345% (3 Month LIBOR USD + 4.900%), 7/18/2026 (a)(b)	500,000	500,114

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $3,985,785)		3,998,846

Corporate Obligations — 83.98%
Basic Materials — 16.06%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(d)	500,000	530,000
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	100,000	104,500
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	278,750
Cascades, Inc., 5.750%, 7/15/2023 (Acquired 5/12/2018, Cost $127,360) (b)(c)(d)	128,000	126,720
Cleveland-Cliffs, Inc., 5.750%, 3/1/2025	205,000	194,494
Coeur Mining, Inc., 5.875%, 6/1/2024	1,000,000	953,750
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)(d)	750,000	747,188
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(d)	240,000	245,400
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	170,187
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,057,500
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(d)	250,000	238,437
Hexion, Inc., 6.625%, 4/15/2020	150,000	133,125
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	250,938
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(d)	1,000,000	1,020,000
Mercer International, Inc., 5.500%, 1/15/2026	250,000	243,050
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	507,500
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(d)	250,000	271,875
United States Steel Corp., 6.250%, 3/15/2026	250,000	236,250
Venator Finance Sarl / Venator Materials Corp., 5.750%, 7/15/2025 (b)	500,000	428,750
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	431,738

		8,170,152

Communications — 5.14%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	466,050
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	152,625
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	225,625
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	488,750
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	481,250
Frontier Communications Corp., 11.000%, 9/15/2025	250,000	184,375
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	250,000	241,250
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	231,562
Windstream Services LLC / Windstream Finance Corp., 9.000%, 6/30/2025 (b)	197,000	142,766

		2,614,253

Consumer, Cyclical — 13.78%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	1,000,000	955,000
Aramark Services, Inc., 5.000%, 2/1/2028 (b)	100,000	95,125
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,060,000
Boyd Gaming Corp., 6.000%, 8/15/2026	500,000	485,000
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,000,000
Century Communities, Inc., 5.875%, 7/15/2025	500,000	453,750
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	260,000

Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (e)	525,000	455,437
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(d)	250,000	263,125
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024	355,000	360,325
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	236,250
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	937,500
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	451,250

		7,012,762

Consumer, Non-cyclical — 8.04%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	205,750
Carriage Services, Inc., 6.625%, 6/1/2026 (b)	250,000	251,875
Cenveo Corp., (Acquired 11/6/2014 through 2/17/2015, Cost $490,470) (b)(c)(f)	4,630	120,380
Cimpress NV, 7.000%, 6/15/2026 (b)(d)	500,000	501,875
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	461,875
Encompass Health Corp., 5.750%, 9/15/2025	250,000	248,750
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	94,250
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	240,937
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	235,000
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(d)	500,000	463,750
Select Medical Corp., 6.375%, 6/1/2021	100,000	101,250
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024 (d)	200,000	198,798
United Rentals North America, Inc., 6.500%, 12/15/2026	500,000	506,745
Vector Group Ltd., 6.125%, 2/1/2025 (b)	500,000	457,500

		4,088,735

Energy — 14.01%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	501,250
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	868,500
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	983,750
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,031,250
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	244,375
Parker Drilling Co., 7.500%, 8/1/2020	50,000	40,000
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (e)	1,000,000	1,038,900
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	255,625
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,509,375
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026 (b)	250,000	253,438
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	390,000	401,700

		7,128,163

Financial — 8.60%
Avison Young Canada, Inc., 9.500%, 12/15/2021 (b)(d)	250,000	262,500
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	119,025
Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/2025 (b)	100,000	99,625
goeasy Ltd., 7.875%, 11/1/2022 (b)(d)	250,000	258,125
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	462,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,015,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	505,000
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	303,000
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	471,100
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (b)	400,000	408,000
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (b)	250,000	243,438
WeWork Cos, Inc., 7.875%, 5/1/2025 (b)	250,000	230,625

		4,377,938

Industrial — 13.20%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	232,812
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(d)	353,000	362,707
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 3/15/2024 (b)	750,000	783,750
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	126,900
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	493,750
Bombardier, Inc., 6.125%, 1/15/2023 (b)(d)	500,000	496,250
Bombardier, Inc., 7.500%, 12/1/2024 (b)(d)	1,000,000	1,018,750

Cloud Crane LLC, 10.125%, 8/1/2024 (b)	375,000	405,000
Covanta Holding Corp., 5.875%, 7/1/2025	500,000	486,250
frontdoor, Inc., 6.750%, 8/15/2026 (b)	250,000	255,625
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	250,000	233,750
Griffon Corp., 5.250%, 3/1/2022	300,000	282,375
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (b)	500,000	515,000
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	100,000	76,250
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	258,562
MAI Holdings, Inc., 9.500%, 6/1/2023 (b)	250,000	259,063
New Enterprise Stone & Lime Co., Inc., 6.250%, 3/15/2026 (b)	100,000	97,750
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	100,000	100,773
US Concrete, Inc., 6.375%, 6/1/2024	250,000	234,063

		6,719,380

Technology — 2.65%
CDK Global, Inc., 5.875%, 6/15/2026	250,000	252,187
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	244,688
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	245,313
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	609,015

		1,351,203

Utilities — 2.50%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	235,000
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)(d)	500,000	500,000
Vistra Energy Corp., 8.000%, 1/15/2025 (b)	500,000	535,000

		1,270,000

TOTAL CORPORATE OBLIGATIONS - (Cost — $43,817,389)		42,732,586

	Shares
Short-Term Investments — 6.72%
Money Market Funds — 6.72%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.060% (g)	3,421,592	3,421,592

TOTAL SHORT-TERM INVESTMENTS (Cost — $3,421,592)		3,421,592

TOTAL INVESTMENTS — 98.56% (Cost — $51,224,766)		50,153,024
Other Assets in Excess of Liabilities — 1.44%		732,569

NET ASSETS — 100.00%		$50,885,593

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2018.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2018, the value of these securities amounted to $30,736,320 or 60.40% of net assets.

(c)	Illiquid security. At October 31, 2018, the value of these securities amounted to $741,893 or 1.46% of net assets.
(d)	U.S. dollar denominated foreign security.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2018.
(f)	As of October 31, 2018, the Fund has fair valued this security. The value of this security amounted to $120,380 or 0.24% of net assets. Value determined using significant unobservable inputs.
(g)	Rate disclosed is the seven day yield as of October 31, 2018.

Angel Oak UltraShort Income Fund

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 56.19%
ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020 (a)	$671,512	$673,682
American Credit Acceptance Receivables Trust, Series 2018-1, Class B, 3.160%, 11/10/2021 (a)	790,000	788,005
American Credit Acceptance Receivables Trust, Series 2018-3, Class B, 3.490%, 6/13/2022 (a)	500,000	500,024
American Credit Acceptance Receivables Trust, Series 2018-3, Class F, 6.440%, 6/12/2025 (a)	250,000	249,108
Americredit Automobile Receivables Trust, Series 2018-2, Class B, 3.450%, 6/18/2024	1,000,000	995,167
CARDS II Trust, Series 2018-1A, Class A, 2.630% (1 Month LIBOR USD + 0.350%), 4/17/2023 (a)(b)	2,000,000	2,003,400
Conn’s Receivables Funding LLC, Series 2018-A, Class B, 4.650%, 7/17/2023 (a)	500,000	500,790
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	500,000	498,421
CPS Auto Receivables Trust, Series 2014-D, Class D, 5.330%, 11/16/2020 (a)	1,000,000	1,017,858
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.060%, 1/18/2022 (a)	500,000	500,811
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)(c)	100,000	100,365
Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.760%, 2/15/2024 (a)	1,390,000	1,394,276
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.550%, 2/17/2026 (a)	1,644,000	1,635,190
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.220%, 4/15/2022	2,000,000	2,000,792
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024	500,000	500,501
DT Auto Owner Trust, Series 2018-2A, Class B, 3.430%, 5/16/2022 (a)	2,000,000	1,999,690
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (a)	2,000,000	2,023,132
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)	425,237	426,189
First Investors Auto Owner Trust, Series 2018-1A, Class A1, 2.840%, 5/16/2022 (a)	1,505,095	1,506,172
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,018,695
First Investors Auto Owner Trust, Series 2018-1A, Class F, 7.160%, 8/15/2025 (a)	250,000	253,179
Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/2020 (a)	1,246,912	1,251,947
Flagship Credit Auto Trust, Series 2015-3, Class B, 3.680%, 3/15/2022 (a)	1,250,000	1,256,695
Flagship Credit Auto Trust, Series 2017-4, Class D, 3.580%, 1/16/2024 (a)	275,000	270,337
GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350%, 8/15/2022 (a)	1,000,000	999,941
MFA LLC, Series 2018-NPL2, Class A1, 4.164%, 7/27/2048 (a)(d)	937,424	938,718
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL3, Class A1, 4.125%, 8/29/2033 (a)(d)	915,353	917,112
RAAC Series Trust, Series 2005-SP3, Class M1, 2.811% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	346,790	348,396
RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023 (a)(d)	924,649	921,937
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 3.129% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	954,286	956,608
SCF Equipment Leasing LLC, Series 2018-1A, Class A1, 2.810%, 4/20/2021 (a)	1,348,727	1,351,047
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (a)	1,500,000	1,471,283
Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022 (a)	2,621,411	2,615,073
United Auto Credit Securitization Trust, Series 2018-2, Class B, 3.560%, 8/10/2022 (a)	1,620,000	1,621,750
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	1,000,000	1,000,510
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	1,000,000	1,001,608
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	250,000	250,447
VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048 (a)(d)	500,000	500,491
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.800%, 7/15/2020 (a)	153,243	153,262
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2B, 2.610% (1 Month LIBOR USD + 0.330%), 9/15/2021 (a)(b)	3,000,000	3,008,433
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	500,000	500,441
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.020%, 2/18/2025 (a)	250,000	250,030
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.980%, 8/15/2023	352,000	347,035

TOTAL ASSET-BACKED SECURITIES - (Cost — $42,484,759)		42,518,548

Collateralized Loan Obligations — 12.67%
CFIP CLO Ltd., Series 2018-1A, Class X, 3.195% (3 Month LIBOR USD + 0.750%), 7/18/2031 (a)(b)	1,750,000	1,750,000
Elevation CLO Ltd., Series 2016-5A, Class X, 3.258% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	1,000,000	1,000,000
Flatiron CLO Ltd., Series 2013-1A, Class A1R, 3.609% (3 Month LIBOR USD + 1.160%), 1/20/2026 (a)(b)	542,292	542,741
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 3.569% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(b)	1,350,000	1,351,620
Hillmark Funding Ltd., Series 2006-1A, Class C, 4.012% (3 Month LIBOR USD + 1.700%), 5/21/2021 (a)(b)	154,337	154,322

Magnetite XI Ltd., Series 2014-11A, Class A1R, 3.565% (3 Month LIBOR USD + 1.120%), 1/18/2027 (a)(b)	1,000,000	999,989
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 3.236% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(b)	1,000,000	998,806
Peaks CLO 1 Ltd., Series 2014-1A, Class X, 3.390% (3 Month LIBOR USD + 0.900%), 7/25/2030 (a)(b)	1,250,000	1,250,000
TICP CLO VI Ltd., Series 2016-5A, Class X, 3.149% (3 Month LIBOR USD + 0.700%), 7/17/2031 (a)(b)	1,539,000	1,539,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $9,587,712)		9,586,478

Collateralized Mortgage Obligations — 16.53%
Arroyo Mortgage Trust, Series 2018-1, Class A2, 4.016%, 4/25/2048 (a)	1,824,437	1,826,501
COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.470%, 7/27/2048 (a)	1,068,764	1,069,841
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(e)	115,353	114,308
GPMT Ltd., Series 2018-FL1, Class A, 3.182% (1 Month LIBOR USD + 0.900%), 11/21/2035 (a)(b)	1,100,000	1,101,650
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.180% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(b)	500,000	500,626
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (a)	466,312	466,920
OBX Trust, Series 2018-EXP1, Class 2A1, 3.131% (1 Month LIBOR USD + 0.850%), 4/27/2048 (a)(b)	915,738	917,802
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.160% (1 Month LIBOR USD + 0.880%), 1/16/2060 (b)	466,794	467,926
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class A, 3.390%, 2/25/2051 (a)	243,192	240,295
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)	773,037	773,089
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class C, 4.280% (1 Month LIBOR USD + 2.000%), 1/16/2035 (a)(b)	237,002	237,591
STACR Trust, Series 2018-HRP1, Class M2, 3.931% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(b)	959,523	967,706
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.651% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	348,766	347,432
Toorak Mortgage Ltd., Series 2018-1, Class A1, 4.336%, 8/25/2021 (a)(d)	1,000,000	1,002,356
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)	248,456	248,715
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)	1,766,279	1,759,860
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(e)	235,000	235,246
Verus Securitization Trust, Series 2018-2, Class A3, 3.830%, 7/25/2058 (a)	229,667	230,143

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost — $12,499,228)		12,508,007

Corporate Obligations — 0.34%
Financial — 0.34%
PotlatchDeltic Corp., 7.500%, 11/1/2019	250,000	259,052

TOTAL CORPORATE OBLIGATIONS - (Cost — $259,467)		259,052

Mortgage Backed Securities - U.S. Government Agency Issues — 11.88%
Federal Home Loan Mortgage Corp., Series KLSF, Class A, 2.591% (1 Month LIBOR USD + 0.330%), 11/25/2021 (b)	1,865,719	1,869,189
Federal Home Loan Mortgage Corp., Series KI01, Class A, 2.421% (1 Month LIBOR USD + 0.160%), 9/25/2022 (b)	994,351	995,456
Federal Home Loan Mortgage Corp., Series KS02, Class A, 2.641% (1 Month LIBOR USD + 0.380%), 8/25/2023 (b)	458,790	460,761
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.741% (1 Month LIBOR USD + 0.480%), 9/25/2023 (b)	1,291,099	1,297,553
Federal National Mortgage Association, Series 2014-M12, Class FA, 2.465% (1 Month LIBOR USD + 0.300%), 10/25/2021 (b)	1,620,616	1,616,345
Federal National Mortgage Association, Series 2017-M5, Class FA1, 2.835% (1 Month LIBOR USD + 0.670%), 4/25/2024 (b)	492,583	493,529
Federal National Mortgage Association, Series 2017-M11, Class FA, 2.635% (1 Month LIBOR USD + 0.470%), 9/1/2024 (b)	2,252,881	2,258,479

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost — $8,984,570)		8,991,312

	Shares
Short-Term Investments — 3.98%
Money Market Funds — 3.98%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.060% (f)	3,009,665	3,009,665

TOTAL SHORT-TERM INVESTMENTS (Cost — $3,009,665)		3,009,665

TOTAL INVESTMENTS — 101.59% (Cost — $76,825,401)		76,873,062

NET ASSETS — 100.00%		$75,668,101

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2018, the value of these securities amounted to $59,605,784 or 78.77% of net assets.

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2018.
(c)	Security issued on a when-issued basis. On October 31, 2018, the total value of investments purchased on a when-issued basis was $100,365 or 0.13% of net assets.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2018.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2018.

Angel Oak UltraShort Income Fund

Schedule of Open Futures Contracts

October 31, 2018 (Unaudited)

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year ERIS Aged Standard Swap Future	December 2019	81	$8,191,481	$10,384
2 Year ERIS Aged Standard Swap Future	December 2020	5	503,666	(357)
3 Year ERIS Aged Standard Swap Future	December 2020	58	5,892,777	15,888

				$25,915

Securities Valuation and Fair Value Measurements (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, mortgage-backed securities and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee reports quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2018:

	Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$712,910,667	$—	$712,910,667
Collateralized Debt Obligations	—	19,981,052	—	19,981,052
Collateralized Loan Obligations	—	841,145,800	—	841,145,800
Collateralized Mortgage Obligations	—	4,932,975,321	41,091,280	4,974,066,601
Corporate Obligations	—	360,552,349	2,700,000	363,252,349
Investment Companies	121,212,123	—	—	121,212,123
Mortgage-Backed Securities - U.S. Government Agency Issues	—	545,605,244	—	545,605,244
Preferred Stocks	13,263,674	—	—	13,263,674
Whole Loans	—	41,933,101	—	41,933,101
Short Term Investments	400,054	—	—	400,054

Total	134,875,851	7,455,103,534	43,791,280	7,633,770,665

Other Financial Instruments*
Assets
Futures Contracts	$18,832,835	$—	$—	$18,832,835
Liabilities
Reverse Repurchase Agreements	$—	$(4,847,000)	$—	$(4,847,000)

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2018	Discounts/Premiums	Net Realized Loss	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 10/31/2018
Corporate Obligations	$2,700,000	$—	$—	$—	$—	$—	$—	$—	$2,700,000	$—
Collateralized Mortgage Obligations	$—	$—	$(4,141,289)	$—	$45,232,569	$—	$—	$—	$41,091,280	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 10/31/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$2,700,000	Consensus Pricing	Third Party	$20.00	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

Collateralized Mortgage Obligations	$41,091,280	Consensus Pricing	Third Party	$100.00	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

	Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$—	$10,346,885	$—	$10,346,885
Collateralized Loan Obligations	—	6,965,152	—	6,965,152
Common Stocks	3,626,374	—	—	3,626,374
Corporate Obligations	—	98,013,331	—	98,013,331
Short Term Investments	3,098,523	—	—	3,098,523

Total	$6,724,897	$115,325,368	$—	$122,050,265

See the Schedule of Investments for further disaggregation of investment categories.

	High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$3,998,846	$—	$3,998,846
Corporate Obligations	—	42,612,206	120,380	42,732,586
Short Term Investments	3,421,592	—	—	3,421,592

Total	3,421,592	46,611,052	120,380	50,153,024

See the Schedule of Investments for further disaggregation of investment categories. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak High Yield Opportunities Fund	Balance as of 01/31/2018	Discounts/Premiums	Net Realized Loss	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2018	Net Change in Unrealized Depreciation on securities held at 10/31/2018
Corporate Obligations	$—	$—	$—	$—	$—	$—	$120,380	$—	$120,380	$(370,090)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak High Yield Opportunities Fund	Fair Value as of 10/31/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$120,380	Consensus Pricing	Third Party	$24.00 - $69.75	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

	UltraShort Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$42,518,548	$—	$42,518,548
Collateralized Loan Obligations	—	9,586,478	—	9,586,478
Collateralized Mortgage Obligations	—	12,508,007	—	12,508,007
Corporate Obligations	—	259,052	—	259,052
Mortgage-Backed Securities - U.S. Government Agency Issues	—	8,991,312	—	8,991,312
Short Term Investments	3,009,665	—	—	3,009,665

Total	3,009,665	73,863,397	—	76,873,062

Other Financial Instruments*
Assets
Futures Contracts	$25,915	$—	$—	$25,915

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities at October 31, 2018 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

During the period, the Funds entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of October 31, 2018:

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$18,883,050	Unrealized depreciation on futures contracts	$(50,215)

The average monthly notional value of long and short futures contracts for the Multi-Strategy Income Fund during the period ended October 31, 2018, was $1,001,358,240 and ($683,151,649), respectively.

Angel Oak UltraShort Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$26,272	Unrealized depreciation on futures contracts	$(357)

The average monthly notional value of long futures contracts for the UltraShort Income Fund during the period ended October 31, 2018, was $8,081,650.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund’s seek to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Multi-Strategy Income Fund
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$—	$4,847,000	$—	$—	$4,847,000

Total	$—	$4,847,000	$—	$—	$4,847,000

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended October 31, 2018, with affiliates:

	Share Activity				Period Ended October 31, 2018
Security Name	Balance February 1, 2018	Purchases	Sales	Balance October 31, 2018	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Flexible Income Fund	2,111,932	1,170,832	—	3,282,764	$30,496,881	$1,048,867	$—	$(485,121)
High Yield Opportunities Fund	1,809,838	81,350	—	1,891,188	$21,635,196	$946,780	$—	$(939,083)
UltraShort Income Fund	—	6,894,216	—	6,894,216	$69,080,046	$1,014,077	$—	$71,875

Total	3,921,770	8,146,398	—	12,068,168	$121,212,123	$3,009,724	$—	$(1,352,329)

Item 2.	Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title) /s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date 12/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date 12/26/2018

By (Signature and Title)* /s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date 12/26/2018

*	Print the name and title of each signing officer under his or her signature.